UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-10399
______________________________________________

HENDERSON GLOBAL FUNDS
______________________________________________________________________________
(Exact name of registrant as specified in charter)

737 NORTH MICHIGAN AVENUE, SUITE 1700
CHICAGO, ILLINOIS 60611
______________________________________________________________________________
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
CHRISTOPHER M. GOLDEN 737 NORTH MICHIGAN AVENUE SUITE 1700 CHICAGO, ILLINOIS 60611	CATHY G. O’KELLY VEDDER PRICE P.C. 222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601

Registrant’s telephone number, including area code:  (312) 871-6117

Date of fiscal year end:  July 31

Date of reporting period:  April 30, 2017

Item 1. Schedule of Investments.

Henderson Global Funds	Portfolio of investments
(unaudited)

All Asset Fund
April 30, 2017

		Value
Shares		(note 2)
Investment companies - 60.49%

Alternatives - 13.08%
129,500	AQR Equity Market Neutral Fund, Class R6	$1,569,544
158,342	AQR Managed Futures Strategy Fund, Class R6	1,432,996
186,847	ASG Global Alternatives Fund, Class Y *	1,950,678
129,644	Sprott Physical Gold Trust *	1,341,815
		6,295,033

Equity - 19.76%
210,214	Henderson Emerging Markets Fund, Class R6 (a)	2,055,889
225,868	Henderson Global Equity Income Fund, Class R6 (a)	1,694,008
23,363	iShares Edge MSCI Minimum Volatility EAFE ETF	1,571,395
28,804	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	1,563,193
14,560	iShares Edge MSCI USA Quality Factor ETF	1,066,520
103,247	PowerShares International Dividend Achievers Portfolio	1,556,965
		9,507,970

Fixed income - 27.65%
130,591	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio Class K	1,244,534
183,199	Henderson High Yield Opportunities Fund, Class R6 (a)	1,848,476
141,160	Henderson Strategic Income Fund, Class R6 (a)	1,326,905
13,937	iShares iBoxx Investment Grade Corporate Bond Fund	1,658,364
12,533	iShares JP Morgan USD Emerging Markets Bond Fund	1,443,801
16,895	iShares TIPS Bond ETF	1,943,094
25,843	PIMCO Enhanced Short Maturity ETF	2,626,682
52,111	PowerShares Senior Loan Portfolio	1,213,144
		13,305,000

	Total investment companies
	(Cost $28,589,277)	29,108,003

Partnerships - 2.96%
2,482	U.S. Cities Fund L.P. (b) (c)	1,423,889

	Total partnerships
	(Cost $1,227,143)	1,423,889

	Total long term investments
	(Cost $29,816,420)	30,531,892

Short-term investment - 35.18%
16,931,804	Fidelity Investments Money Market Treasury Portfolio (d)	16,931,804

	Total short-term investment
	(Cost $16,931,804)	16,931,804

Total investments - 98.63%
	(Cost $46,748,224)	47,463,696

Financial Derivative Instruments (e)
(Cost or Premiums, net $0) - 0.40%		192,507

Net other assets and liabilities – 0.97%		466,457

Total net assets – 100.00%		$48,122,660

*	Non-income producing security
(a)	Affiliated holding, see notes to portfolio of investments for further information.
(b)	The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Fair valued at April 30, 2017 as determined in good faith using procedures approved by the Board of Trustees.
(d)	This short-term investment has been segregated for open futures contracts and forward foreign currency contracts at April 30, 2017.
(e)	Information with respect to financial derivative instruments is disclosed in the following tables.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

All Asset Fund
April 30, 2017 (continued)

Shares		Value (note 2)
ETF	Exchange-traded fund

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

All Asset Fund
April 30, 2017 (continued)

(e) FINANCIAL DERIVATIVE INSTRUMENTS EXCHANGE-TRADED OR CENTRALLY-CLEARED FINANCIAL DERIVATIVE INSTRUMENTS
FUTURES CONTRACTS
	Number of contracts	Expiration date	Current notional value	Unrealized appreciation/ (depreciation) Asset Liability
E-mini S&P 500 Index (Long)	6	6/16/17	$714,150	$7,865	$—
EURO STOXX 50 Index (Long)	102	6/16/17	3,897,689	190,187	—
FTSE 100 Index (Long)	35	6/16/17	3,248,036	—	(57,625)
Nikkei 225 Index (Long)	6	6/8/17	1,033,415	6,967	—
TOPIX Index (Long)	19	6/8/17	2,607,760	—	(10,380)
US Treasury 10 Year Note (Long)	15	6/21/17	1,885,781	16,731	—
Total				$221,750	$(68,005)

	Cost or Premiums, Net	Asset	Liability
TOTAL EXCHANGE–TRADE OR CENTRALLY-CLEARED FINANCIAL DERIVATIVE INSTRUMENTS	$—	$221,750	$(68,005)

OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD FOREIGN CURRENCY CONTRACTS
	Counterparty	Value date	Local amount (000's)	Current notional value	Unrealized appreciation/(depreciation) Asset Liability
British Pound (Long)	BNP Paribas Securities Services	5/24/17	1,027	$1,330,499	$40,544	—
Euro (Long)	BNP Paribas Securities Services	5/24/17	3,416	3,724,401	82,666	—
Japanese Yen (Long)	BNP Paribas Securities Services	5/24/17	409,160	3,673,397	—	(84,448)
Total					$123,210	$(84,448)

	Cost or Premiums, Net	Asset	Liability
TOTAL OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS	$—	$123,210	$(84,448)

	Cost or Premiums, Net	Asset	Liability
TOTAL FINANCIAL DERIVATIVE INSTRUMENTS	$—	$344,960	$(152,453)

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

All Asset Fund
April 30, 2017 (continued)

Other information:
Currency exposure of portfolio assets before any currency hedging, if applicable. Excludes derivatives:	% of total investments
US Dollar	100%
100%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

All Asset Fund
April 30, 2017 (continued) Fair Value Measurement

The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy at April 30, 2017:

	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
Description	(level 1)	(level 2)	(level 3)	Total
Assets
Investment companies	$29,108,003	$—	$—	$29,108,003
Partnerships	—	—	1,423,889	1,423,889
Short-term investment	16,931,804	—	—	16,931,804
Total Investments	$46,039,807	$—	$1,423,889	$47,463,696
Financial Derivative Instruments - Assets
Exchange-traded or centrally-cleared	$221,750	$—	$—	$221,750
Over-the-counter	—	123,210	—	123,210
Total Financial Derivative Instruments - Assets	$221,750	$123,210	$—	$344,960
Liabilities
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally-cleared	$(68,005)	$—	$—	$(68,005)
Over-the-counter	—	(84,448)	—	(84,448)
Total Financial Derivative Instruments - Liabilities	$(68,005)	$(84,448)	$—	$(152,453)

During the period ended April 30, 2017, there were no transfers in or out of security levels.
Following is a reconciliation of investments in which significant observable inputs (Level 3) were used in determining fair value:
Investments in Securities	Balance as of July 31, 2016	Accrued discounts/ premiums	Realized gain/(loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers in to level 3	Transfers out of level 3	Balance as of April 30, 2017
Investment Companies
U.S. Cities Fund LP	$2,020,258	$0	$75,876	$(31,195)	$0	$(641,050)	$0	$0	$1,423,889
	$2,020,258	$0	$75,876	$(31,195)	$0	$(641,050)	$0	$0	$1,423,889
The total net change in unrealized appreciation (depreciation) attributable to level 3 investments held at April 30, 2017 was $(31,195).

The Fund’s Adviser has determined that U.S. Cities Fund LP (“CF”) (formerly “TIAA-CREF Asset Management Core Property Fund LP”) is a Level 3 investment due to the lack of observable inputs that may be used in the determination of fair value lack of observable inputs that may be used in the determination of fair value. The CF is a private Delaware limited partnership that provides monthly liquidity to its investors and invests its contributed capital in a TIAA-CREF REIT. The REIT is a limited partnership which in turn invests in a TIAA-CREF operating partnership. The investments of the operating partnership include real property assets. As a result, the monthly valuations prepared by the CF and assignment of a net asset value per share are ultimately driven by changes in the valuation of the underlying real property assets in the operating partnership. All of the investments in real estate are appraised annually by an independent third-party appraiser. The CF’s policy is to report all such investments, as well as related debt at fair value under US Generally Accepted Accounting Principles based on the appraised value. The annual appraisals are conducted on a rolling basis such that approximately 25% of the portfolio receives an annual full appraisal each quarter. In addition, each appraisal is updated quarterly under the direction of an independent, third-party appraisal firm.

The significant unobservable inputs used in the fair value measurement and appraisal of the real property assets include: a) an extensive market study, including a thorough analysis of current market conditions and trends as they impact supply, demand and absorption of the relevant property type; b) thorough description of the site and improvements, including a site plan and renderings of the improvements if available; c) estimate of the value of the land; d) estimate of the value of the property using a cost approach; e) estimate of the market value of the property using a sales comparison approach; and f) estimate of the value of the property using a detailed income capitalization approach that includes several diagnostic inputs. Significant changes in any of those inputs in isolation would result in a significant change in the fair value measurement.

Due to the factors above, and consistent with a fair valuation policy approved by the Board of Trustees, the All Asset Fund values this investment monthly upon receipt of the limited partner statement and in-line with the capital balance allocated to its limited partnership interests, less the undistributed net income accrued within the capital balance. Separately, a daily income accrual is recognized by the Fund to account for the net income that is accrued and allocated to its limited partnership interests and distributed quarterly. The value assigned to the investment is revised monthly upon receipt of the limited partner statement. The value may be revised more frequently if, in the determination of the Adviser and/or the Board of Trustees, market or investment-specific developments warrant re-assessment.

Henderson Global Funds	Portfolio of investments
(unaudited)

Dividend & Income Builder Fund
April 30, 2017 (continued)

		Value
Shares		(note 2)
Common stocks - 82.53%
Australia - 0.46%
774,511	Fairfax Media, Ltd.	$614,751

Canada - 0.65%
9,286	Agrium, Inc.	872,234

China - 0.82%
2,245,000	Bank of China, Ltd., Class H	1,088,104

France - 5.88%
44,379	AXA S.A.	1,184,863
301,794	Natixis S.A.	2,099,688
16,810	Nexity S.A. *	914,000
146,401	Orange S.A.	2,264,539
26,421	Total S.A.	1,357,571
		7,820,661

Germany - 9.56%
6,335	Allianz SE	1,206,245
17,406	Bayer AG	2,153,896
30,371	Daimler AG	2,262,885
13,219	Deutsche Boerse AG	1,293,791
59,685	Deutsche Post AG	2,145,490
104,669	Deutsche Telekom AG	1,835,656
12,721	Siemens AG	1,823,579
		12,721,542

Hong Kong - 1.11%
118,000	CK Hutchison Holdings, Ltd.	1,473,796

Israel - 0.51%
407,867	Bezeq The Israeli Telecommunication Corp, Ltd.	686,385

Italy - 1.14%
319,508	Enel SpA	1,518,846

Japan - 3.27%
42,000	Japan Tobacco, Inc.	1,396,295
40,500	Sumitomo Mitsui Financial Group, Inc.	1,498,291
26,900	Toyota Motor Corp.	1,456,304
		4,350,890

Netherlands - 4.95%
129,659	ING Groep N.V.	2,110,794
152,952	RELX N.V.	2,958,171
28,900	Unilever N.V.	1,515,641
		6,584,606

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Dividend & Income Builder Fund
April 30, 2017 (continued)

		Value
Shares		(note 2)
Norway - 0.92%
75,595	Telenor ASA	$1,222,058

Portugal - 0.96%
222,748	NOS SGPS S.A.	1,275,798

Sweden - 3.37%
191,634	Nordea Bank AB	2,358,293
89,965	Swedbank AB, A Shares	2,131,987
		4,490,280

Switzerland - 6.83%
15,479	Cembra Money Bank AG	1,320,771
36,892	Nestle S.A.	2,841,982
29,560	Novartis AG	2,274,189
10,130	Roche Holding AG	2,650,089
		9,087,031

Taiwan - 1.38%
55,566	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,837,568

United Kingdom - 18.99%
26,265	AstraZeneca plc	1,577,604
156,389	BAE Systems plc	1,270,019
288,870	BP plc	1,655,588
19,540	British American Tobacco plc	1,319,822
33,486	Coca-Cola European Partners plc	1,293,229
57,951	Diageo plc	1,686,180
249,939	GKN plc	1,161,834
59,422	Imperial Brands plc	2,910,753
508,695	ITV plc	1,383,609
91,752	John Wood Group plc	902,568
103,268	National Grid plc	1,337,526
44,864	Nielsen Holdings plc	1,845,257
90,737	Prudential plc	2,016,686
75,821	Royal Dutch Shell plc, A Shares	1,972,292
406,022	Standard Life plc	1,913,675
397,978	Vodafone Group plc	1,026,025
		25,272,667
United States - 21.73%
12,327	Best Buy Co., Inc.	638,662
23,207	Chevron Corp.	2,476,187
67,226	Cisco Systems, Inc.	2,290,390
42,449	General Electric Co.	1,230,596
30,908	General Motors Co.	1,070,653
33,993	Hanesbrands, Inc.	741,387
34,924	HP, Inc.	657,270
10,063	Johnson & Johnson	1,242,479
12,130	JPMorgan Chase & Co.	1,055,310
19,599	Las Vegas Sands Corp.	1,156,145

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Dividend & Income Builder Fund
April 30, 2017 (continued)

		Value
Shares		(note 2)
56,288	Microsoft Corp.	$3,853,476
96,468	Pfizer, Inc.	3,272,194
10,609	Philip Morris International, Inc.	1,175,902
13,715	Six Flags Entertainment Corp.	858,696
46,313	The Blackstone Group LP	1,428,293
29,484	The Coca-Cola Co.	1,272,235
13,562	United Parcel Service, Inc., Class B	1,457,372
26,116	Verizon Communications, Inc.	1,198,986
34,387	Wells Fargo & Co.	1,851,396
		28,927,629

	Total common stocks
	(Cost $101,785,831)	109,844,846

	Face				Value
	amount		Coupon	Maturity	(note 2)
Corporate bonds - 12.69%
		Germany – 0.39%
USD	500,000	Unitymedia Hessen GmbH & Co. KG (a)	5.000%	1/15/25	521,570

		Ireland – 0.46%
USD	600,000	Ardagh Packaging Finance plc/Ardagh MP Holding USA, Inc. (a)	4.625%	5/15/23	615,000

		Netherlands – 0.35%
USD	450,000	Ziggo Secured Finance BV (a)	5.500%	1/15/27	462,389

		United Kingdom – 2.91%
USD	1,000,000	Barclays Bank plc (b)	6.278%	12/15/34	1,093,750
USD	480,000	International Game Technology plc (a)	6.250%	2/15/22	525,600
USD	546,000	Lloyds Banking Group plc (a) (b)	6.657%	5/21/37	600,545
USD	100,000	Prudential plc (b)	6.500%	6/23/17	102,891
USD	500,000	Royal Bank of Scotland Group plc	6.100%	6/10/23	538,230
USD	1,000,000	Virgin Media Secured Finance plc (a)	5.250%	1/15/26	1,016,250
					3,877,266
		United States – 8.58%
USD	1,000,000	Altice US Finance I Corp. (a)	5.500%	5/15/26	1,036,250
USD	250,000	Altria Group, Inc.	5.375%	1/31/44	291,635
USD	715,000	Aramark Services, Inc.	5.125%	1/15/24	756,112
USD	291,000	Aramark Services, Inc. (a)	4.750%	6/1/26	297,547
USD	500,000	Ball Corp.	5.250%	7/1/25	541,875
USD	574,000	Berry Plastics Corp.	5.125%	7/15/23	598,940
USD	1,000,000	CCO Holdings LLC (a)	5.875%	5/1/27	1,066,250
USD	1,000,000	Crown Americas LLC	4.500%	1/15/23	1,035,000
USD	600,000	CSC Holdings LLC (a)	6.625%	10/15/25	657,750
USD	410,000	Dell International LLC (a)	8.100%	7/15/36	515,889
USD	600,000	Equinix, Inc.	5.375%	4/1/23	627,750
USD	100,000	HBOS Capital Funding LP (b)	6.850%	6/23/17	102,062
USD	200,000	Sealed Air Corp. (a)	5.250%	4/1/23	213,000
USD	200,000	Service Corp. International	8.000%	11/15/21	236,250
USD	700,000	Service Corp. International	5.375%	5/15/24	742,000

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Dividend & Income Builder Fund
April 30, 2017 (continued)

	Face				Value
	amount		Coupon	Maturity	(note 2)
USD	1,000,000	Sirius XM Radio, Inc. (a)	6.000%	7/15/24	$1,072,500
USD	624,000	Verizon Communications, Inc. (a)	5.012%	4/15/49	614,789
USD	1,000,000	Wachovia Capital Trust III (b)	5.570%	5/30/17	1,005,000
					11,410,599

	Total corporate bonds
	(Cost $16,423,808)				16,886,824

		Value
Shares		(note 2)
REITs - 3.11%
France - 0.86%
15,382	ICADE	1,142,230

Netherlands - 0.72%
24,691	Eurocommercial Properties N.V.	959,511

United States - 1.53%
12,404	Crown Castle International Corp.	1,173,418
24,973	Iron Mountain, Inc.	868,062
		2,041,480

Total REITs		4,143,221
(Cost $4,051,035)

Total long-term investments		130,874,891
(Cost $122,260,673)

Short-term investment - 1.73%
2,297,690	Fidelity Investments Money Market Treasury Portfolio	2,297,690

Total short-term investment
(Cost $2,297,690)		2,297,690

Total investments - 100.06%
(Cost $124,558,364)		133,172,581

Financial Derivative Instruments (c)
(Cost or Premiums, net $0) - (0.28)%		(376,756)
Net other assets and liabilities – 0.22%		292,226
Total net assets – 100.00%		$133,088,051

*	Non-income producing security
(a)
Restricted security, purchased pursuant to Rule 144A under the Securities Act of 1933, as amended, and which is exempt from registration under that Act. At April 30, 2017, the restricted securities held by the Fund had an aggregate value of $9,215,329, which represented 6.9% of net assets.

(b)	Maturity date is perpetual. Maturity date presented represents the next call date.
(c)	Information with respect to financial derivative instruments is disclosed in the following tables.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Dividend & Income Builder Fund
April 30, 2017 (continued)

(c) FINANCIAL DERIVATIVE INSTRUMENTS
OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty		Value date	Local amount (000's)	Current notional value	Unrealized appreciation/(depreciation) Asset Liability
British Pound (Short)	BNP Paribas Securities Services	5/24/17	5,278	$6,839,767	—	$(206,031)
Euro (Short)	BNP Paribas Securities Services	5/24/17	7,099	7,741,014	—	(170,725)
Total					$—	$(376,756)

	Cost or Premiums, Net	Asset	Liability
TOTAL OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS	$—	$—	$(376,756)

	Cost or Premiums, Net	Asset	Liability
TOTAL FINANCIAL DERIVATIVE INSTRUMENTS	$—	$—	$(376,756)

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Dividend & Income Builder Fund
April 30, 2017 (continued)

Other information:

Industry concentration as a percentage of net assets:	% of net assets
Diversified Banks	11.63%
Pharmaceuticals	9.90
Integrated Telecommunication Services	5.88
Integrated Oil & Gas	5.61
Tobacco	5.11
Automobile Manufacturers	3.60
Industrial Conglomerates	3.40
Life & Health Insurance	3.03
Systems Software	2.90
Air Freight & Logistics	2.71
Publishing	2.68
Cable TV	2.32
Packaged Foods & Meats	2.14
Specialized REITs	2.01
Soft Drinks	1.93
Multi-line Insurance	1.80
Communications Equipment	1.72
Metal & Glass Containers	1.63
Cable & Satellite	1.45
Research & Consulting Services	1.39
Semiconductors	1.38
Distillers & Vintners	1.27
Electric Utilities	1.14
Personal Products	1.14
Asset Management & Custody Banks	1.07
Broadcasting	1.04
Multi-Utilities	1.00
Consumer Finance	0.99
Financial Exchanges & Data	0.97
Aerospace & Defense	0.95
Auto Parts & Equipment	0.87
Casinos & Gaming	0.87
Diversified REITs	0.86
Radio	0.81
Other Diversified Financial Services	0.79
Food-Catering	0.79
Wireless Telecommunication Services	0.77
Telecommunication Services	0.76
Super-Regional Banks-US	0.75
Funeral Services & Related Items	0.73
Retail REITs	0.72
Real Estate Development	0.69
Oil & Gas Equipment & Services	0.68
Fertilizers & Agricultural Chemicals	0.66
Leisure Facilities	0.64
Apparel, Accessories & Luxury Goods	0.56
Technology Hardware, Storage & Peripherals	0.49
Computer & Electronics Retail	0.48
Containers - Metal/Glass	0.46
Gambling (Non-Hotel)	0.39

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Dividend & Income Builder Fund
April 30, 2017 (continued)

Specialized Finance	0.39
Food Beverage & Tobacco	0.22
Paper Packaging	0.16
Total Long-Term Investments	98.33
Short-Term Investment	1.73
Total Investments	100.06
Financial Derivative Instruments	(0.28)
Net Other Assets and Liabilities	0.22
100.00%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Dividend & Income Builder Fund
April 30, 2017 (continued)
Other information:
Currency exposure of portfolio assets before any currency hedging, if applicable. Excludes derivatives:	% of total investments
US Dollar	42%
Euro	26
British Pound	15
Swiss Franc	7
Swedish Krona	3
Japanese Yen	3
Hong Kong Dollar	2
Norwegian Krone	1
Israeli Shekel	1
Australian Dollar	0 *
100%

*	Less than 0.5% of total investments.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Dividend & Income Builder Fund
April 30, 2017 (continued)
The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy at April 30, 2017:
Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Assets
Common stocks
Australia	$614,751	$—	$—	$614,751
Canada	872,234	—	—	872,234
China	1,088,104	—	—	1,088,104
France	7,820,661	—	—	7,820,661
Germany	12,721,542	—	—	12,721,542
Hong Kong	1,473,796	—	—	1,473,796
Israel	686,385	—	—	686,385
Italy	1,518,846	—	—	1,518,846
Japan	4,350,890	—	—	4,350,890
Netherlands	6,584,606	—	—	6,584,606
Norway	1,222,058	—	—	1,222,058
Portugal	1,275,798	—	—	1,275,798
Sweden	4,490,280	—	—	4,490,280
Switzerland	9,087,031	—	—	9,087,031
Taiwan	1,837,568	—	—	1,837,568
United Kingdom	25,272,667	—	—	25,272,667
United States	28,927,629	—	—	28,927,629
Total Common stocks	109,844,846	—	—	109,844,846
Corporate bonds
Germany	—	521,570	—	521,570
Ireland	—	615,000	—	615,000
Netherlands	—	462,389	—	462,389
United Kingdom	—	3,877,266	—	3,877,266
United States	—	11,410,599	—	11,410,599
Total Corporate bonds	—	16,886,824	—	16,886,824
REITs
France	1,142,230	—	—	1,142,230
Netherlands	959,511	—	—	959,511
United States	2,041,480	—	—	2,041,480
Total REITs	4,143,221	—	—	4,143,221
Short-term investment	2,297,690	—	—	2,297,690
Total Investments	$116,285,757	$16,886,824	$—	$133,172,581
Liabilities
Financial Derivative Instruments - Liabilities
Over-the-counter	$—	$(376,756)	$—	$(376,756)
Total Financial Derivative Instruments - Liabilities	$—	$(376,756)	$—	$(376,756)
During the period ended April 30, 2017, there were no transfers in or out of security levels.

Henderson Global Funds	Portfolio of investments
(unaudited)

Emerging Markets Fund
April 30, 2017

		Value
Shares		(note 2)
Common stocks - 91.94%

	Australia - 2.81%
164,161	Newcrest Mining, Ltd.	$2,601,067

	Brazil - 10.71%
203,519	Banco Bradesco S.A.	2,087,095
952,357	Duratex S.A.	2,679,400
79,869	Engie Brasil Energia S.A.	855,546
266,294	Mahle-Metal Leve S.A.	1,695,563
94,505	Natura Cosmeticos S.A.	900,671
303,988	WEG S.A.	1,695,180
		9,913,455

	Chile - 10.42%
64,623	Antofagasta plc	701,403
108,116	Cia Cervecerias Unidas S.A.,
	ADR	2,786,149
17,804,028	Cia Sud Americana de
	Vapores S.A. *	693,322
104,276	Empresa Nacional de
	Telecomunicaciones S.A. *	1,249,928
1,407,055	Inversiones Aguas
	Metropolitanas S.A.	2,224,623
732,286	Quinenco S.A.	1,989,249
		9,644,674

	China - 7.34%
334,800	China Mengniu Dairy Co.,
	Ltd.	648,221
262,000	China Resources Gas Group,
	Ltd.	884,185
512,800	Fuyao Glass Industry Group
	Co., Ltd. (b)	1,812,981
931,000	Greatview Aseptic Packaging
	Co., Ltd.	482,355
509,500	Stella International Holdings,
	Ltd.	885,591
2,153,000	Uni-President China
	Holdings, Ltd.	1,511,295
145,300	Yue Yuen Industrial
	Holdings, Ltd.	574,412
		6,799,040

	Czech Republic - 1.16%
27,745	Komercni banka AS	1,074,977

	Egypt - 1.01%
219,653	Commercial International
	Bank Egypt SAE, GDR	939,017

	India - 13.64%
34,807	Aditya Birla Nuvo, Ltd.	898,175
259,856	City Union Bank, Ltd.	664,889

		Value
Shares		(note 2)
17,442	Cognizant Technology
	Solutions Corp., Class A *	$1,050,532
13,215	Dr Reddy's Laboratories, Ltd.	533,695
83,382	Grasim Industries, Ltd.	1,494,732
119,276	Housing Development
	Finance Corp., Ltd.	2,849,793
1,016,306	Idea Cellular, Ltd.	1,354,706
642,218	IDFC Bank, Ltd.	655,895
260,544	IDFC, Ltd. *	250,500
77,194	Infosys, Ltd.	1,105,171
48,338	Tech Mahindra, Ltd.	313,524
1,104,200	The Tata Power Co., Ltd.	1,454,702
		12,626,314

	Indonesia - 0.96%
3,685,475	XL Axiata Tbk PT *	887,567

	Kazakhstan - 0.00%
955,965	International Petroleum, Ltd.
	(a) (c) *	—

	Korea - 4.21%
27,750	LG Corp.	1,648,563
2,116	LG Household & Health
	Care, Ltd.	1,610,384
2,708	Samsung Fire & Marine
	Insurance Co., Ltd.	637,793
		3,896,740

	Mexico - 2.96%
488,859	Genomma Lab Internacional
	S.A.B de C.V., Class B *	618,564
955,055	Grupo Herdez SAB de CV	2,119,103
		2,737,667

	Netherlands - 2.30%
25,455	Heineken Holding N.V.	2,132,570

	Nigeria - 3.38%
512,000	Guaranty Trust Bank plc	44,656
252,627	Guaranty Trust Bank plc,
	GDR	1,111,559
455,962	PZ Cussons plc	1,976,019
		3,132,234

	Philippines - 1.82%
306,900	Century Pacific Food, Inc.	101,348
1,309,400	Manila Water Co., Inc.	837,293
215,410	Universal Robina Corp.	741,529
		1,680,170

	Poland - 0.75%
19,134	Bank Pekao S.A.	693,257

	South Africa - 12.02%
689,978	African Oxygen, Ltd.	1,025,900

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Emerging Markets Fund
April 30, 2017 (continued)

		Value
Shares		(note 2)
146,469	Grindrod, Ltd. *	$131,741
783,985	Nampak, Ltd. *	1,050,104
31,229	Pioneer Foods Group, Ltd.	385,252
118,994	Shoprite Holdings, Ltd.	1,868,109
286,383	Standard Bank Group, Ltd.	3,179,331
115,300	Tiger Brands, Ltd.	3,485,207
		11,125,644

	Taiwan - 10.27%
69,000	Asustek Computer, Inc.	678,085
197,000	Chroma ATE, Inc.	616,380
209,465	Delta Electronics, Inc.	1,180,241
309,000	Merida Industry Co., Ltd.	1,659,143
922,001	Standard Foods Corp.	2,276,659
1,679,280	Uni-President Enterprises
	Corp.	3,100,192
		9,510,700

	Thailand - 3.24%
570,600	Delta Electronics Thailand
	pcl	1,517,641
136,500	Kasikornbank pcl	730,052
1,005,300	Mega Lifesciences pcl	748,380
		2,996,073

	Turkey - 0.22%
30,746	Yazicilar Holding AS, Class
	A	199,090

	United Kingdom - 2.72%
279,796	Cairn Energy plc *	704,127
35,287	Unilever plc	1,815,351
		2,519,478

	Total common stocks
	(Cost $75,822,952)	85,109,734

Preferred stock - 1.13%

	Chile - 1.13%
274,494	Embotelladora Andina S.A.	1,048,778

	Total preferred stock
	(Cost $880,140)	1,048,778

	Total long-term
	investments
	(Cost $76,703,092)	86,158,512

Short-term investment - 7.81%

7,225,812	Fidelity Investments Money
	Market Treasury Portfolio	7,225,812

	Total short-term
	investment
	(Cost $7,225,812)	7,225,812

Total investments - 100.88%
	(Cost $83,928,904)	93,384,324

Net other assets and liabilities –
(0.88)%		(811,523)
Total net assets – 100.00%		$92,572,801

*	Non-income producing security

(a)	The security has been deemed illiquid by the Adviser according to the policies and procedures adopted by the Board of Trustees.

(b)	Restricted security, purchased pursuant to Rule 144A under the Securities Act of 1933, as amended, and which is exempt from registration under that Act. At April 30, 2017, the restricted securities held by the Fund had an aggregate value of $1,812,981, which represented 2.0% of net assets.

(c)	Fair valued at April 30, 2017 as determined in good faith using procedures approved by the Board of Trustees.

ADR	American Depositary Receipt

GDR	Global Depositary Receipts

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Emerging Markets Fund
April 30, 2017 (continued)

Other information:

Industry concentration as a percentage of net assets:	% of net assets
Packaged Foods & Meats	15.52
Diversified Banks	12.08
Brewers	5.31
Industrial Conglomerates	5.12
Household Products	4.10
Auto Parts & Equipment	3.79
Water Utilities	3.31
Thrifts & Mortgage Finance	3.08
Electronic Components	2.91
Forest Products	2.89
Wireless Telecommunication Services	2.81
Gold	2.81
Personal Products	2.71
IT Consulting & Other Services	2.67
Pharmaceuticals	2.05
Food Retail	2.02
Industrial Machinery	1.83
Leisure Products	1.79
Construction Materials	1.62
Footwear	1.58
Electric Utilities	1.57
Metal & Glass Containers	1.13
Soft Drinks	1.13
Industrial Gases	1.11
Integrated Telecommunication Services	0.96
Gas Utilities	0.96
Renewable Electricity	0.92
Marine	0.89
Oil & Gas Exploration & Production	0.76
Diversified Metals & Mining	0.76
Computer Hardware	0.73
Property & Casualty Insurance	0.69
Electronic Equipment & Instruments	0.67
Paper Packaging	0.52
Specialized Finance	0.27
Total Long-Term Investments	93.07
Short-Term Investment	7.81
Total Investments	100.88
Net Other Assets and Liabilities	(0.88)
100.00%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Emerging Markets Fund
April 30, 2017 (continued)

Other information:
Currency exposure of portfolio assets before any currency hedging, if applicable. Excludes derivatives:	% of total investments
US Dollar	14%
Indian Rupee	12
South African Rand	12
Brazilian Real	11
Taiwan Dollar	10
Chilean Peso	8
Hong Kong Dollar	7
British Pound	6
Korean Won	4
Thai Baht	3
Mexican Peso	3
Australian Dollar	3
Euro	2
Philippine Peso	2
Czech Koruna	1
Indonesian Rupiah	1
Polish Zloty	1
Turkish Lira	0	*
Nigerian Naira	0	*
	100%
* Less than 0.5% of total investments.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Emerging Markets Fund
April 30, 2017 (continued)

The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy at April 30, 2017:

Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)		Total
Assets
Common stocks
Australia	$2,601,067	$—	$—		$2,601,067
Brazil	9,913,455	—	—		9,913,455
Chile	9,644,674	—	—		9,644,674
China	6,799,040	—	—		6,799,040
Czech Republic	1,074,977	—	—		1,074,977
Egypt	939,017	—	—		939,017
India	12,626,314	—	—		12,626,314
Indonesia	887,567	—	—		887,567
Kazakhstan	—	—	—	*	—
Korea	3,896,740	—	—		3,896,740
Mexico	2,737,667	—	—		2,737,667
Netherlands	2,132,570	—	—		2,132,570
Nigeria	3,132,234	—	—		3,132,234
Philippines	1,680,170	—	—		1,680,170
Poland	693,257	—	—		693,257
South Africa	11,125,644	—	—		11,125,644
Taiwan	9,510,700	—	—		9,510,700
Thailand	2,996,073	—	—		2,996,073
Turkey	199,090	—	—		199,090
United Kingdom	2,519,478	—	—		2,519,478
Total Common stocks	85,109,734	—	—		85,109,734
Preferred stock
Chile	1,048,778	—	—		1,048,778
Total Preferred stock	1,048,778	—	—		1,048,778
Short-term investment	7,225,812	—	—		7,225,812
Total Investments	$93,384,324	$—	$—		$93,384,324
During the period ended April 30, 2017, there were no transfers in or out of security levels.
*	Fund held a level 3 security that was fair valued at $0 at April 30, 2017.

Following is a reconiliation of investments in which significant observable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of July 31, 2016	Accrued discounts/ premiums	Realized gain/(loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers in to level 3	Transfers out of level 3	Balance as of April 30, 2017
Common Stock
International Petroleum, Ltd.	$0	$0	$0	$0	$0	$0	$0	$0	$0

The total net change in unrealized appreciation (depreciation) attributable to level 3 investments held at April 30, 2017 was $0.

The Fund’s Adviser has determined that International Petroleum, Ltd. is a Level 3 investment due to the lack of observable inputs that may be used in the determination of fair value. The fair valuation reflects that the early-stage exploration company has been suspended from trading since October 2013 due to significant doubt about its ability to sell its Russian-based assets and failed merger with Range Resources, Ltd.

Henderson Global Funds	Portfolio of investments
(unaudited)

European Focus Fund
April 30, 2017

		Value
Shares		(note 2)
Common stocks - 98.47%

	Australia - 0.34%
5,200,000	African Petroleum Corp.,
	Ltd. *
		$6,026,089
	Canada - 2.37%
13,752,083	Africa Energy Corp. (a) *	2,115,628
2,235,878	Africa Oil Corp. *	3,472,445
574,622	Africa Oil Corp. (b) *	892,421
10,925,000	Africa Oil Corp. *	17,169,566
5,000,001	International Petroleum Corp.
	*	18,177,099
		41,827,159

	Denmark - 5.80%
1,100,000	Novo Nordisk A/S, Class B	42,803,061
550,000	Pandora A/S	59,444,221
		102,247,282

	Finland - 1.79%
5,500,000	Nokia Oyj	31,453,529

	France - 9.37%
500,000	Accor S.A.	22,790,873
600,000	Amundi S.A. (c)	39,476,221
800,000	Carrefour S.A.	18,844,885
900,000	Renault S.A.	83,929,453
		165,041,432

	Germany - 14.02%
800,000	Bayer AG	98,995,557
585,600	Carl Zeiss Meditec AG	26,612,933
350,000	Continental AG	78,347,881
2,960,000	TUI AG	43,053,458
		247,009,829

	Guernsey Isle - 0.05%
1,500,000	Duke Royalty, Ltd. (a) *	845,118

	Ireland - 0.29%
23,300,000	Providence Resources plc *	5,054,839

	Israel - 3.05%
1,700,000	Teva Pharmaceutical
	Industries, Ltd., ADR	53,686,000

	Italy - 1.32%
8,000,000	Intesa Sanpaolo SpA	23,302,299

	Netherlands - 3.90%
400,000	ASML Holding N.V.	52,874,607
500,000	Koninklijke Ahold Delhaize
	N.V.	10,359,240
940,000	Nostrum Oil & Gas plc *	5,459,213
		68,693,060

		Value
Shares		(note 2)

	Nigeria - 0.12%
8,280,000	Lekoil, Ltd. *	$2,091,229
	Norway - 2.02%
2,200,000	Telenor ASA	35,564,873

	Panama - 0.79%
225,000	Carnival Corp.	13,898,250

	Spain - 6.11%
9,500,000	NH Hotel Group S.A. *	49,206,391
3,300,000	Parques Reunidos Servicios
	Centrales SAU (a) (c) *	58,341,802
		107,548,193

	Sweden - 3.27%
900,000	Hennes & Mauritz AB, B
	Shares	22,293,475
1,850,000	Lundin Petroleum AB *	35,319,454
		57,612,929

	Switzerland - 5.87%
300,000	Dufry AG *	49,145,729
700,000	OC Oerlikon Corp. AG *	8,407,035
175,000	Roche Holding AG	45,781,407
		103,334,171

	United Kingdom - 33.23%
3,100,000	Aviva plc	21,059,292
10,000,000	Barclays plc	27,490,603
781,000	BNN Technology plc (a) (b) *	849,703
10,975,231	BNN Technology plc (a) (d) *
20,000,000	BT Group plc	78,942,392
31,744,186	Coats Group plc *	26,416,416
5,100,000	Diversified Gas & Oil plc *
4,700,000	Informa plc	39,081,341
3,200,000	Inmarsat plc	33,882,411
1,000,000	John Wood Group plc	9,837,038
2,900,000	Just Eat plc *	21,672,569
6,850,000	Kingfisher plc	30,280,527
7,000,000	Marks & Spencer Group plc	33,237,402
8,000,000	Merlin Entertainments plc (c)	52,377,856
4,350,000	Mytrah Energy, Ltd. (a) *	1,485,998
750,000	Next plc	41,818,745
7,500,000	Royal Mail plc	39,098,826
23,000,000	Saga plc	62,438,964
12,515,000	Savannah Petroleum plc (a) *	6,321,673
6,000,000	Standard Life plc	28,279,380
10,000,000	XLMedia plc	14,570,991
		585,409,433

	United States - 4.76%
1,250,000	Kosmos Energy, Ltd. *	7,512,500

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

European Focus Fund
April 30, 2017 (continued)

		Value
Shares		(note 2)
1,300,000	Shire plc	$76,392,145
		83,904,645
	Total common stocks
	(Cost $1,692,331,829)	1,734,550,359
	Total long-term
	investments
	(Cost $1,692,331,829)	1,734,550,359
Short-term investment - 1.35%
23,702,330	Fidelity Investments Money
	Market Treasury Portfolio	23,702,330
	Total short-term
	investment
	(Cost $23,702,330)	23,702,330
Other securities - 0.01%
116,649	State Street Navigator
	Securities Lending Prime
	Portfolio (e)	116,649

	Total other securities
	(Cost $116,649)	116,649
Total investments - 99.83%
	(Cost $1,716,150,808)	1,758,369,338
Financial Derivative Instruments (f)
(Cost or Premiums, net $0) - (0.66)%		(11,575,225)
Net other assets and liabilities –
0.83%		14,606,479
Total net assets – 100.00%		$1,761,400,592

*	Non-income producing security

(a)	The security has been deemed illiquid by the Adviser according to the policies and procedures adopted by the Board of Trustees.

(b)	Fair valued at April 30, 2017 as determined in good faith using procedures approved by the Board of Trustees.

(c)	Restricted security, purchased pursuant to Rule 144A under the Securities Act of 1933, as amended, and which is exempt from registration under that Act. At April 30, 2017, the restricted securities held by the Fund had an aggregate value of $150,195,879, which represented 8.5% of net assets.

(d)	All or a portion of this security is on loan on an overnight and continuous basis; see notes to portfolio of investments for further information.

(e)	Represents cash collateral received from securities lending transactions; see notes toportfolio of investments for further information.

(f)	Information with respect to financial derivative instruments is disclosed in the following tables.

ADR	American Depositary Receipt

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

European Focus Fund
April 30, 2017 (continued)

(f) FINANCIAL DERIVATIVE INSTRUMENTS
OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD FOREIGN CURRENCY CONTRACTS

			Local	Current	Unrealized
		Value	amount	notional	appreciation/(depreciation)
	Counterparty	date	(000's)	value	Asset	Liability
	BNP Paribas Securities
British Pound (Short)	Services	6/28/17	199,349	$ 258,614,211	—	($11,575,225)
Total					$ —	($11,575,225)

			Cost or
			Premiums, Net	Asset	Liability
TOTAL FINANCIAL DERIVATIVE INSTRUMENTS			$—	$—	$(11,575,225)

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

European Focus Fund
April 30, 2017 (continued)

Industry concentration as a percentage of net assets:	% of net assets
Pharmaceuticals	13.70%
Hotels, Resorts & Cruise Lines	7.32
Integrated Telecommunication Services	6.50
Oil & Gas Exploration & Production	6.47
Leisure Facilities	6.29
Automobile Manufacturers	4.76
Multi-line Insurance	4.74
Tires & Rubber	4.45
Biotechnology	4.34
Department Stores	4.26
Apparel, Accessories & Luxury Goods	3.37
Semiconductor Equipment	3.00
Diversified Banks	2.88
Specialty Stores	2.79
Asset Management & Custody Banks	2.24
Air Freight & Logistics	2.22
Publishing	2.22
Internet Software & Services	2.06
Alternative Carriers	1.92
Communications Equipment	1.78
Home Improvement Retail	1.72
Life & Health Insurance	1.60
Health Care Equipment	1.51
Textiles	1.50
Apparel Retail	1.27
Hypermarkets & Super Centers	1.07
Casinos & Gaming	0.73
Food Retail	0.59
Oil & Gas Equipment & Services	0.56
Industrial Machinery	0.48
Independent Power Producers & Energy Traders	0.08
Diversified Metals & Mining	0.05
Total Long-Term Investments	98.47
Short-Term Investment	1.35
Other Securities	0.01
Total Investments	99.83
Financial Derivative Instruments	(0.66)
Net Other Assets and Liabilities	0.83
100.00%

Henderson Global Funds	Portfolio of investments
(unaudited)

European Focus Fund
April 30, 2017 (continued)

Other information:
Currency exposure of portfolio assets before any currency hedging, if applicable. Excludes derivatives:	% of total investments
British Pound	41%
Euro	34
Swiss Franc	6
Danish Krone	6
US Dollar	6
Swedish Krona	5
Norwegian Krone	2
Canadian Dollar	0 *
100%

*	Less than 0.5% of total investments.

Henderson Global Funds	Portfolio of investments
(unaudited)

European Focus Fund
April 30, 2017 (continued)

The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy at April 30, 2017:

Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Assets
Common Stocks
Australia	$6,026,089	$—	$—	$6,026,089
Canada	40,934,738	892,421	—	41,827,159
Denmark	102,247,282	—	—	102,247,282
Finland	31,453,529	—	—	31,453,529
France	165,041,432	—	—	165,041,432
Germany	247,009,829	—	—	247,009,829
Guernsey Isle	845,118	—	—	845,118
Ireland	5,054,839	—	—	5,054,839
Israel	53,686,000	—	—	53,686,000
Italy	23,302,299	—	—	23,302,299
Netherlands	68,693,060	—	—	68,693,060
Nigeria	2,091,229	—	—	2,091,229
Norway	35,564,873	—	—	35,564,873
Panama	13,898,250	—	—	13,898,250
Spain	107,548,193	—	—	107,548,193
Sweden	57,612,929	—	—	57,612,929
Switzerland	103,334,171	—	—	103,334,171
United Kingdom	584,559,730	849,703	—	585,409,433
United States	83,904,645	—	—	83,904,645
Total Common Stocks	1,732,808,235	1,742,124	—	1,734,550,359
Short-Term Investment	23,702,330	—	—	23,702,330
Other Securities	116,649	—	—	116,649
Total Investments	$1,756,627,214	$1,742,124	$—	$1,758,369,338
Liabilities
Financial Derivative Instruments - Liabilities
Over-the-counter	$—	$(11,575,225)	$—	$(11,575,225)
Total Financial Derivative Instruments - Liabilities	$—	$(11,575,225)	$—	$(11,575,225)
During the period ended April 30, 2017, there were no transfers in or out of security levels.

Henderson Global Funds	Portfolio of investments
(unaudited)

Global Equity Income Fund
April 30, 2017

		Value
Shares		(note 2)
Common stocks - 89.26%

	Australia - 3.17%
3,414,412	Amcor, Ltd.	$40,165,943
4,879,927	Crown Resorts, Ltd.	45,676,120
755,225	Macquarie Group, Ltd.	52,592,664
		138,434,727

	Canada - 1.75%
741,931	Bank of Montreal	52,536,574
1,168,252	Inter Pipeline, Ltd.	23,800,658
		76,337,232

	China - 1.90%
83,744,000	Bank of China, Ltd., Class H	40,588,927
64,575,000	Industrial & Commercial
	Bank of China, Ltd., Class H	42,173,597
		82,762,524

	Denmark - 0.48%
1,093,018	Tryg A/S	20,969,554

	France - 10.64%
3,253,960	AXA S.A.	86,876,618
295,526	Cie Generale des
	Etablissements Michelin	38,613,870
7,415,282	Natixis S.A.	51,590,765
3,494,970	Orange S.A.	54,060,391
714,549	Sanofi	67,413,587
565,147	Schneider Electric SE	44,632,048
1,387,925	SCOR SE	54,910,984
1,295,357	Total S.A.	66,558,379
		464,656,642

	Germany - 10.30%
528,413	Allianz SE	100,614,901
372,021	Bayer AG	46,035,533
349,564	Bayerische Motoren Werke
	AG	33,375,364
1,563,267	Deutsche Post AG	56,194,587
4,896,529	Deutsche Telekom AG	85,873,980
1,341,808	Innogy SE (a)	49,330,048
275,099	Muenchener
	Rueckversicherungs-
	Gesellschaft AG	52,726,102
1,772,790	TUI AG	25,785,385
		449,935,900

	Israel - 0.44%
11,511,263	Bezeq The Israeli
	Telecommunication Corp,
	Ltd.	19,371,900

		Value
Shares		(note 2)
	Italy - 2.89%
17,312,801	Enel SpA	$82,299,930
9,890,357	Snam SpA	43,719,118
		126,019,048

	Japan - 6.42%
7,849,000	Daiwa Securities Group, Inc.	47,688,968
1,517,300	Japan Tobacco, Inc.	50,442,824
2,565,000	Sumitomo Mitsui Financial
	Group, Inc.	94,891,769
770,300	Tokio Marine Holdings, Inc.	32,422,046
1,015,300	Toyota Motor Corp.	54,966,006
		280,411,613

	Netherlands - 2.51%
6,745,459	ING Groep N.V.	109,813,267

	New Zealand - 1.25%
21,442,062	Spark New Zealand, Ltd.	54,429,220

	Norway - 1.66%
4,493,106	Telenor ASA	72,634,884

	Spain - 2.84%
3,085,052	Gas Natural SDG S.A.	69,764,939
2,794,910	Red Electrica Corp. S.A.	54,496,454
		124,261,393

	Sweden - 3.05%
1,849,192	Nordea Bank AB	22,756,588
1,055,174	Swedbank AB, A Shares	25,005,478
2,585,194	Swedish Match AB	85,284,871
		133,046,937

	Switzerland - 3.26%
1,277,113	Nestle S.A.	98,382,625
168,119	Roche Holding AG	43,981,282
		142,363,907

	United Kingdom - 29.02%
5,231,290	BAE Systems plc	42,482,778
20,327,448	BP plc	116,501,819
1,335,359	British American Tobacco
	plc	90,196,342
6,412,672	BT Group plc	25,311,583
10,645,272	Connect Group plc (b)	17,372,562
6,076,260	DS Smith plc	33,958,908
1,032,933	Galliford Try plc	19,265,098
2,622,221	GlaxoSmithKline plc	52,642,628
5,011,409	Intermediate Capital Group
	plc	50,692,937
3,585,293	Investec plc	26,538,566
25,166,394	ITV plc	68,450,537
8,401,941	National Grid plc	108,821,874
1,701,281	Persimmon plc	51,341,499
See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Global Equity Income Fund
April 30, 2017 (continued)

		Value
Shares		(note 2)
4,410,672	Phoenix Group Holdings	$42,216,845
878,758	Rio Tinto plc	34,850,663
4,953,228	Royal Dutch Shell plc, A
	Shares	128,845,729
6,134,774	Royal Mail plc	31,981,662
3,566,399	SSE plc	64,253,033
19,078,573	Standard Life plc	89,921,702
21,440,972	Taylor Wimpey plc	55,540,660
703,817	The Berkeley Group
	Holdings plc	29,699,381
33,643,107	Vodafone Group plc	86,735,094
		1,267,621,900

	United States - 7.68%
2,988,513	Ares Capital Corp.	52,597,829
2,013,538	Cisco Systems, Inc.	68,601,240
1,106,726	General Motors Co.	38,336,988
762,935	Las Vegas Sands Corp.	45,005,536
2,162,997	Pfizer, Inc.	73,368,858
424,926	Philip Morris International,
	Inc.	47,098,798
170,467	Six Flags Entertainment
	Corp.	10,672,939
		335,682,188

	Total common stocks
	(Cost $3,767,037,709)	3,898,752,836

REITs - 6.79%

	Australia - 1.04%
14,025,391	Scentre Group	45,264,540

	France - 2.52%
613,177	ICADE	45,533,028
262,854	Unibail-Rodamco SE	64,552,374
		110,085,402

	Netherlands - 1.04%
1,173,369	Eurocommercial Properties
	N.V.	45,598,019

	Singapore - 1.45%
34,610,483	Ascendas Real Estate
	Investment Trust	63,416,839

	United States - 0.74%
927,916	Iron Mountain, Inc.	32,254,360

	Total REITs
	(Cost $300,780,237)	296,619,160

		Value
Shares		(note 2)
Investment companies - 0.54%

	Thailand - 0.54%
57,859,600	Digital Telecommunications
	Infrastructure Fund	$23,752,712

	Total investment
	companies
	(Cost $21,594,216)	23,752,712

	Total long-term
	investments
	(Cost $4,089,412,162)	4,219,124,708

Short-term investment - 0.82%

35,903,952	Fidelity Investments Money
	Market Treasury Portfolio	35,903,952

	Total short-term
	investment
	(Cost $35,903,952)	35,903,952

Total investments - 97.41%
	(Cost $4,125,316,114)	4,255,028,660

Financial Derivative Instruments (c)
(Cost or Premiums, net $0) - (0.18)%		(7,648,707)

Net other assets and liabilities – 2.77%		121,130,737

Total net assets – 100.00%		$4,368,510,690

(a)	Restricted security, purchased pursuant to Rule 144A under the Securities Act of 1933, as amended, and which is exempt from registration under that Act. At April 30, 2017, the restricted securities held by the Fund had an aggregate value of $49,330,048, which represented 1.1% of net assets.

(b)	The security has been deemed illiquid by the Adviser according to the policies and procedures adopted by the Board of Trustees.

(c)	Information with respect to financial derivative instruments is disclosed in the following tables.

REIT	Real Estate Investment Trust

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Global Equity Income Fund
April 30, 2017 (continued)

(c) FINANCIAL DERIVATIVE INSTRUMENTS
OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD FOREIGN CURRENCY CONTRACTS

			Local	Current	Unrealized
		Value	amount	notional	appreciation/(depreciation)
	Counterparty	date	(000's)	value	Asset	Liability
	BNP Paribas Securities
Australian Dollar (Short)	Services	5/02/17	240,000	$ 179,712,012	$2,441,749	—
	BNP Paribas Securities
Australian Dollar (Short)	Services	5/24/17	240,000	179,640,004	2,440,372	—
	BNP Paribas Securities
British Pound (Short)	Services	5/24/17	321,000	415,996,192	—	(12,530,828)
Total					$4,882,121	$ (12,530,828)

			Cost or
			Premiums, Net	Asset	Liability
TOTAL FINANCIAL DERIVATIVE INSTRUMENTS			$—	$4,882,121	$(12,530,828)

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Global Equity Income Fund
April 30, 2017 (continued)

Other information:
Industry concentration as a percentage of net assets:	% of net assets
Diversified Banks	10.06%
Integrated Oil & Gas	7.14
Integrated Telecommunication Services	7.14
Pharmaceuticals	6.49
Tobacco	6.25
Electric Utilities	4.60
Multi-line Insurance	4.29
Multi-Utilities	3.62
Retail REITs	3.56
Homebuilding	3.13
Life & Health Insurance	3.02
Asset Management & Custody Banks	2.91
Automobile Manufacturers	2.90
Reinsurance	2.46
Packaged Foods & Meats	2.25
Casinos & Gaming	2.08
Air Freight & Logistics	2.02
Wireless Telecommunication Services	1.99
Diversified Capital Markets	1.81
Paper Packaging	1.70
Gas Utilities	1.60
Communications Equipment	1.57
Broadcasting	1.57
Oil & Gas Storage & Transportation	1.55
Industrial REITs	1.45
Property & Casualty Insurance	1.22
Investment Banking & Brokerage	1.09
Diversified REITs	1.04
Electrical Components & Equipment	1.02
Aerospace & Defense	0.97
Tires & Rubber	0.88
Diversified Metals & Mining	0.80
Specialized REITs	0.74
Hotels, Resorts & Cruise Lines	0.59
Construction & Engineering	0.44
Distributors	0.40
Leisure Facilities	0.24
Total Long-Term Investments	96.59
Short-Term Investment	0.82
Total Investments	97.41
Financial Derivative Instruments	(0.18)
Net Other Assets and Liabilities	2.77
100.00%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Global Equity Income Fund
April 30, 2017 (continued)

Other information:
Currency exposure of portfolio assets before any currency hedging, if applicable. Excludes derivatives:	% of total investments
Euro	36%
British Pound	27
US Dollar	9
Japanese Yen	7
Australian Dollar	6
Swiss Franc	3
Swedish Krona	3
Hong Kong Dollar	2
Canadian Dollar	2
Norwegian Krone	2
Singapore Dollar	1
Thai Baht	1
Danish Krone	1
Israeli Shekel	0 *
100%

*	Less than 0.5% of total investments.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Global Equity Income Fund
April 30, 2017 (continued)

The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy at April 30, 2017:

Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Assets
Common Stocks
Australia	$138,434,727	$—	$—	$138,434,727
Canada	76,337,232	—	—	76,337,232
China	82,762,524	—	—	82,762,524
Denmark	20,969,554	—	—	20,969,554
France	464,656,642	—	—	464,656,642
Germany	449,935,900	—	—	449,935,900
Israel	19,371,900	—	—	19,371,900
Italy	126,019,048	—	—	126,019,048
Japan	280,411,613	—	—	280,411,613
Netherlands	109,813,267	—	—	109,813,267
New Zealand	54,429,220	—	—	54,429,220
Norway	72,634,884	—	—	72,634,884
Spain	124,261,393	—	—	124,261,393
Sweden	133,046,937	—	—	133,046,937
Switzerland	142,363,907	—	—	142,363,907
United Kingdom	1,267,621,900	—	—	1,267,621,900
United States	335,682,188	—	—	335,682,188
Total Common Stocks	3,898,752,836	—	—	3,898,752,836
REITs
Australia	45,264,540	—	—	45,264,540
France	110,085,402	—	—	110,085,402
Netherlands	45,598,019	—	—	45,598,019
Singapore	63,416,839	—	—	63,416,839
United States	32,254,360	—	—	32,254,360
Total REITs	296,619,160	—	—	296,619,160
Investment Companies
Thailand	23,752,712	—	—	23,752,712
Total Investment Companies	23,752,712	—	—	23,752,712
Short-Term Investment	35,903,952	—	—	35,903,952
Total Investments	$4,255,028,660	$—	$—	$4,255,028,660
Financial Derivative Instruments - Assets
Over-the-counter	$—	$4,882,121	$—	$4,882,121
Total Financial Derivative Instruments - Assets	$—	$4,882,121	$—	$4,882,121
Liabilities
Financial Derivative Instruments - Liabilities
Over-the-counter	$—	$(12,530,828)	$—	$(12,530,828)
Total Financial Derivative Instruments - Liabilities	$—	$(12,530,828)	$—	$(12,530,828)

During the period ended April 30, 2017, there were no transfers in or out of security levels.
See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Global Technology Fund
April 30, 2017

Shares		Value (note 2)
Common stocks - 98.07%

	China - 8.41%
73,905	Alibaba Group Holding, Ltd.,
	ADR *	$8,536,027
271,000	Tencent Holdings, Ltd.	8,480,128
98,014	Vipshop Holdings, Ltd.,
	ADR *	1,359,454
		18,375,609

	Finland - 1.78%
679,693	Nokia Oyj	3,887,044

	France - 1.11%
44,456	Criteo S.A., ADR *	2,417,962

	Israel - 0.05%
1,028	Check Point Software
	Technologies, Ltd. *	106,922

	Korea - 4.64%
4,537	Samsung Electronics Co.,
	Ltd.	8,895,375
54,862	WONIK IPS Co., Ltd. *	1,248,726
		10,144,101

	Netherlands - 1.39%
25,211	ASM International N.V.	1,517,294
55,555	Yandex N.V., Class A *	1,514,430
		3,031,724

	Singapore - 4.64%
34,762	Broadcom, Ltd.	7,675,797
159,806	Flex, Ltd. *	2,470,601
		10,146,398

	United Kingdom - 0.86%
363,108	Auto Trader Group plc (a)	1,886,362

	United States - 75.19%
70,420	Activision Blizzard, Inc.	3,679,445
42,222	Adobe Systems, Inc. *	5,646,770
12,219	Alphabet, Inc., Class A *	11,296,710
9,476	Alphabet, Inc., Class C *	8,584,877
2,488	Amazon.com, Inc. *	2,301,375
127,431	Apple, Inc.	18,305,463
100,720	Applied Materials, Inc.	4,090,239
38,527	Cavium, Inc. *	2,652,584
50,582	CDW Corp.	2,988,890
232,638	Cisco Systems, Inc.	7,925,977
39,697	Cognizant Technology
	Solutions Corp., Class A *	2,390,950
23,019	Dolby Laboratories, Inc.,
	Class A	1,213,792
104,437	eBay, Inc. *	3,489,240

		Value
Shares		(note 2)
33,163	Electronic Arts, Inc. *	$3,144,516
28,505	EPAM Systems, Inc. *	2,194,885
16,066	Expedia, Inc.	2,148,346
108,973	Facebook, Inc., Class A *	16,373,193
38,484	Fidelity National Information
	Services, Inc.	3,239,968
18,275	FleetCor Technologies, Inc. *	2,579,333
196,080	HP, Inc.	3,690,226
16,772	IAC/InterActiveCorp. *	1,392,244
54,940	MasterCard, Inc., Class A	6,390,621
118,854	Micron Technology, Inc. *	3,288,690
119,747	Microsoft Corp.	8,197,880
1,963	Palo Alto Networks, Inc. *	212,809
38,312	PTC, Inc. *	2,070,764
36,953	Red Hat, Inc. *	3,254,820
50,148	salesforce.com, Inc. *	4,318,746
37,365	ServiceNow, Inc. *	3,530,245
65,181	Texas Instruments, Inc.	5,161,032
1,210	The Priceline Group, Inc. *	2,234,652
15,766	Universal Display Corp.	1,408,692
96,133	Visa, Inc., A Shares	8,769,252
39,677	Western Digital Corp.	3,534,030
41,569	Xilinx, Inc.	2,623,420
		164,324,676

	Total common stocks
	(Cost $116,843,711)	214,320,798

Preferred stock - 0.26%

	Korea - 0.26%
373	Samsung Electronics Co.,
	Ltd.	574,628

	Total preferred stock
	(Cost $385,861)	574,628

	Total long-term
	investments
	(Cost $117,229,572)	214,895,426

Short-term investment - 1.73%

3,768,467	Fidelity Investments Money
	Market Treasury Portfolio	3,768,467

	Total short-term
	investment
	(Cost $3,768,467)	3,768,467

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Global Technology Fund
April 30, 2017 (continued)

Total investments - 100.06%
(Cost $120,998,039)	218,663,893
Net other assets and liabilities – (0.06)%	(126,308)
Total net assets – 100.00%	$218,537,585

* Non-income producing security
(a) Restricted security, purchased pursuant to Rule 144A under the Securities Act of 1933, as amended, and which is exempt from registration under that Act. At April 30, 2017, the restricted securities held by the Fund had an aggregate value of $1,886,362, which represented 0.9% of net assets.
ADR American Depositary Receipt
See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Global Technology Fund
April 30, 2017 (continued)
Industry concentration as	% of net
a percentage of net assets:	assets
Internet Software & Services	29.26%
Technology Hardware, Storage & Peripherals	16.02
Software	15.54
Semiconductors & Semiconductor Equipment	12.93
IT Services	11.70
Communications Equipment	5.50
Electronic Equipment, Instruments & Components	3.70
Internet & Direct Marketing Retail	3.68
Total Long-Term Investments	98.33
Short-Term Investment	1.73
Total Investments	100.06
Net Other Assets and Liabilities	(0.06)
100.00%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Global Technology Fund
April 30, 2017 (continued)

Other information:

Currency exposure of portfolio assets before any currency hedging, if applicable.	% of total
Excludes derivatives:	investments
US Dollar	88%
Korean Won	5
Hong Kong Dollar	4
Euro	2
British Pound	1
100%
See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Global Technology Fund
April 30, 2017 (continued)

Fair Value Measurement

The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy at April 30, 2017:
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
Description	(level 1)	(level 2)	(level 3)	Total
Assets
Common stocks
China	$18,375,609	$—	$—	$18,375,609
Finland	3,887,044	—	—	3,887,044
France	2,417,962	—	—	2,417,962
Israel	106,922	—	—	106,922
Korea	10,144,101	—	—	10,144,101
Netherlands	3,031,724	—	—	3,031,724
Singapore	10,146,398	—	—	10,146,398
United Kingdom	1,886,362	—	—	1,886,362
United States	164,324,676	—	—	164,324,676
Total Common stocks	214,320,798	—	—	214,320,798
Preferred stock
Korea	574,628	—	—	574,628
Total Preferred stock	574,628	—	—	574,628
Short-term investment	3,768,467	—	—	3,768,467
Total Investments	$218,663,893	$—	$—	$218,663,893
During the period ended April 30, 2017, there were no transfers in or out of security levels.
See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

High Yield Opportunities Fund
April 30, 2017 (continued)

Face				Value
amount		Coupon	Maturity	(note 2)
Bank Loans(a) (b) – 2.55%
	United States – 2.55%
500,000	Foresight Energy LLC 2017 1st Lien Term Loan (c)	6.750%	3/10/24	$485,000
991,594	Murray Energy Corp. 2015 Term Loan B	7.000%	4/16/20	952,481
				1,437,481
Total bank loans				1,437,481
(Cost $1,369,233)

Corporate bonds – 92.58%
	Bahamas – 0.94%
500,000	Silversea Cruise Finance, Ltd. (d)	7.250%	2/1/25	532,500

	Canada – 9.03%
500,000	Clearwater Seafoods, Inc. (d)	6.875%	5/1/25	518,750
1,000,000	First Quantum Minerals, Ltd. (d)	7.250%	4/1/23	1,020,625
250,000	Garda World Security Corp. (d)	7.250%	11/15/21	252,900
750,000	GW Honos Security Corp. (c) (d)	8.750%	5/15/25	766,875
200,000	HudBay Minerals, Inc. (d)	7.250%	1/15/23	213,750
450,000	Precision Drilling Corp. (d)	7.750%	12/15/23	479,250
500,000	Tervita Escrow Corp. (d)	7.625%	12/1/21	516,250
800,000	Valeant Pharmaceuticals International, Inc. (d)	7.000%	3/15/24	818,000
500,000	Vermilion Energy, Inc. (d)	5.625%	3/15/25	503,750
				5,090,150

	Cayman Islands – 1.14%
600,000	Transocean, Inc. (d)	9.000%	7/15/23	642,750

	Ireland – 1.34%
200,000	Endo Dac (d)	5.875%	10/15/24	204,250
650,000	Endo Dac (d)	6.000%	2/1/25	552,175
				756,425

	Luxembourg – 4.62%
950,000	ARD Finance S.A. (d)	7.125%	9/15/23	988,000
1,500,000	Intelsat Jackson Holdings S.A. (d)	8.000%	2/15/24	1,616,250
				2,604,250

	Mexico – 1.11%
600,000	Cemex S.A.B de C.V. (d)	5.700%	1/11/25	628,500

	Netherlands – 1.66%
208,000	Playa Resorts Holding B.V. (d)	8.000%	8/15/20	219,960
700,000	Ziggo Bond Finance B.V. (d)	6.000%	1/15/27	715,750
				935,710

	United Kingdom – 1.88%
500,000	Inmarsat Finance plc (d)	6.500%	10/1/24	530,000
550,000	Tullow Oil plc (d)	6.250%	4/15/22	528,649
				1,058,649

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

High Yield Opportunities Fund
April 30, 2017 (continued)

Face				Value
amount		Coupon	Maturity	(note 2)
	United States – 70.86%
265,000	Alere, Inc. (d)	6.375%	7/1/23	$289,844
665,000	American Axle & Manufacturing, Inc. (d)	6.250%	4/1/25	663,338
335,000	American Greetings Corp. (d)	7.875%	2/15/25	359,288
500,000	AmeriGas Partners LP	5.500%	5/20/25	507,500
950,000	Avon International Operations, Inc. (d)	7.875%	8/15/22	1,026,000
100,000	Block Communications, Inc. (d)	6.875%	2/15/25	108,000
600,000	BlueLine Rental Finance Corp. (d)	9.250%	3/15/24	628,500
285,000	Builders FirstSource, Inc. (d)	5.625%	9/1/24	296,756
575,000	Calpine Corp.	5.750%	1/15/25	559,188
750,000	CBS Radio, Inc. (d)	7.250%	11/1/24	817,500
375,000	CCO Holdings LLC (d)	5.875%	5/1/27	399,844
525,000	CenturyLink, Inc.	7.500%	4/1/24	571,730
470,000	Cequel Communications Holdings I LLC (d)	7.750%	7/15/25	526,400
500,000	Change Healthcare Holdings LLC (d)	5.750%	3/1/25	515,000
1,250,000	CHS/Community Health Systems, Inc.	6.250%	3/31/23	1,276,562
500,000	Cloud Crane LLC (d)	10.125%	8/1/24	535,000
215,000	CPG Merger Sub LLC (d)	8.000%	10/1/21	226,825
500,000	CVR Partners LP (d)	9.250%	6/15/23	512,500
500,000	Digicel Group, Ltd. (d)	8.250%	9/30/20	460,000
650,000	DISH DBS Corp.	7.750%	7/1/26	762,937
500,000	Eagle Holding Co. II LLC (c) (d)	7.625%	5/15/22	510,625
500,000	EMI Music Publishing Group North America Holdings, Inc. (d)	7.625%	6/15/24	555,000
300,000	Endeavor Energy Resources LP (d)	8.125%	9/15/23	321,000
440,000	Enviva Partners LP (d)	8.500%	11/1/21	468,050
410,000	ESH Hospitality, Inc. (d)	5.250%	5/1/25	416,150
230,000	Fresh Market, Inc. (d)	9.750%	5/1/23	191,694
600,000	Gardner Denver, Inc. (d)	6.875%	8/15/21	625,500
675,000	GCI, Inc.	6.875%	4/15/25	729,000
500,000	Halcon Resources Corp. (d)	12.000%	2/15/22	584,375
500,000	Halcon Resources Corp. (d)	6.750%	2/15/25	482,500
500,000	Hecla Mining Co.	6.875%	5/1/21	519,113
360,000	Herc Rentals, Inc. (d)	7.500%	6/1/22	393,300
550,000	Hexion, Inc.	10.000%	4/15/20	563,750
950,000	Horizon Pharma, Inc.	6.625%	5/1/23	944,062
540,000	Hot Topic, Inc. (d)	9.250%	6/15/21	552,150
250,000	j2 Cloud Services, Inc.	8.000%	8/1/20	257,969
500,000	Jack Ohio Finance LLC (d)	6.750%	11/15/21	523,750
550,000	Kindred Healthcare, Inc.	8.750%	1/15/23	566,500
400,000	Kraton Polymers LLC (d)	10.500%	4/15/23	463,000
600,000	Kraton Polymers LLC (d)	7.000%	4/15/25	633,000
500,000	Landry's, Inc. (d)	6.750%	10/15/24	525,000
500,000	LPL Holdings, Inc. (d)	5.750%	9/15/25	508,750
475,000	Meritor, Inc.	6.250%	2/15/24	495,188
350,000	Midas Intermediate Holdco II LLC (d)	7.875%	10/1/22	366,625
530,000	Midcontinent Communications & Midcontinent Finance Corp. (d)	6.875%	8/15/23	571,075
400,000	MPH Acquisition Holdings LLC (d)	7.125%	6/1/24	431,000
542,000	NRG Energy, Inc.	6.625%	1/15/27	539,290
500,000	Oasis Petroleum, Inc.	6.875%	3/15/22	508,750
600,000	Peabody Energy Corp. (d)	6.000%	3/31/22	614,250
550,000	Penn National Gaming, Inc. (d)	5.625%	1/15/27	555,500
1,050,000	PetSmart, Inc. (d)	7.125%	3/15/23	962,062

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

High Yield Opportunities Fund
April 30, 2017 (continued)

Face				Value
amount		Coupon	Maturity	(note 2)
610,000	Plastipak Holdings, Inc. (d)	6.500%	10/1/21	$629,825
545,000	Prime Security Services Borrower LLC (d)	9.250%	5/15/23	596,775
550,000	Radiate Holdco LLC (d)	6.625%	2/15/25	550,000
685,000	Select Medical Corp.	6.375%	6/1/21	703,837
575,000	Signode Industrial Group Lux S.A. (d)	6.375%	5/1/22	595,188
500,000	SM Energy Co.	6.750%	9/15/26	506,250
925,000	Sprint Corp.	7.125%	6/15/24	1,011,145
600,000	Standard Industries, Inc. (d)	5.000%	2/15/27	607,500
575,000	Sugarhouse HSP Gaming Prop Mezz LP (c) (d)	5.875%	5/15/25	577,156
550,000	Summit Midstream Holdings LLC	5.750%	4/15/25	559,625
385,000	Sunoco LP	6.250%	4/15/21	407,615
550,000	Tenet Healthcare Corp.	8.125%	4/1/22	561,000
750,000	Terex Corp. (d)	5.625%	2/1/25	767,812
550,000	The EW Scripps Co. (d)	5.125%	5/15/25	565,813
600,000	The Men's Wearhouse, Inc.	7.000%	7/1/22	525,000
305,000	The Nature's Bounty Co. (d)	7.625%	5/15/21	324,825
1,000,000	USIS Merger Sub, Inc. (d)	6.875%	5/1/25	1,020,000
456,000	Western Digital Corp.	10.500%	4/1/24	538,080
550,000	William Lyon Homes, Inc. (d)	5.875%	1/31/25	565,125
415,000	XPO Logistics, Inc. (d)	6.125%	9/1/23	437,306
435,000	Zekelman Industries, Inc. (d)	9.875%	6/15/23	492,638
				39,963,205
Total corporate bonds
(Cost $50,460,580)				52,212,139
Total long-term investments
(Cost $51,829,813)				53,649,620

Shares
Short-term investment - 5.82%
3,281,113	Fidelity Investments Money Market Treasury Portfolio (e)			3,281,113
Total short-term investment				3,281,113
(Cost $3,281,113)
Total investments - 100.95%
(Cost $55,110,945)				56,930,733
Net other assets and liabilities – (0.95)%				(536,929)
Total net assets – 100.00%				$56,393,804
(a)
Bank loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the "1933 Act"), and may be subject to contractual and legal restrictions on sale. Bank loan interests in the Fund's portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate ("LIBOR"), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(b)
Bank loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(c)	Security or a portion thereof is purchased on a delayed delivery basis.
(d)
Restricted security, purchased pursuant to Rule 144A under the Securities Act of 1933, as amended, and which is exempt from registration under that Act. At April 30, 2017, the restricted securities held by the Fund had an aggregate value of $38,598,048, which represented 68.4% of net assets.

(e)	This short-term investment was segregated for delayed delivery purchases at April 30, 2017.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

High Yield Opportunities Fund
April 30, 2017 (continued)

Other information:

Industry concentration as	% of Net
a percentage of net assets:	Assets
Oil & Gas Exploration & Production	6.09%
Medical-Hospitals	4.51
Medical - Drugs	4.47
Satellite Telecommunications	3.81
Coal	3.64
Security Services	2.87
Cable/Satellite TV	2.81
Cable TV	2.65
Cellular Telecommunications	2.61
Machinery-Construction & Mining	2.48
Auto/Truck Parts & Equipment-Original	2.05
Building & Construction Products - Miscellaneous	2.01
Oil & Gas Drilling	1.99
Casino Hotels	1.95
Independent Power Producer	1.95
Chemicals - Specialty	1.94
Retail - Apparel/Shoe	1.91
Cosmetics & Toiletries	1.82
Insurance Brokers	1.81
Metal-Copper	1.81
Containers - Metal/Glass	1.75
Specified Purpose Acquisition	1.71
Radio	1.45
Telecommunication Services	1.29
Containers-Paper/Plastic	1.12
Building Products-Cement Aggregates	1.11
Machinery-General Industrials	1.11
Steel-Specialty	1.06
Telephone-Integrated	1.01
Building-Residential/Commercial	1.00
Chemicals - Diversified	1.00
Medical-Nursing Homes	1.00
Multimedia	1.00
Pipelines	0.99
Music	0.98
Networking Products	0.98
Racetracks	0.98
Computers-Memory Devices	0.95
Machinery-Material Handling	0.95
Cruise Lines	0.94
Retail - Restaurants	0.93
Fisheries	0.92
Hazardous Waste Disposal	0.92
Silver Mining	0.92
Agricultural Chemicals	0.91
Medical Information Systems	0.91
Medical Labs & Testing Services	0.91
Finance - Investment Banking & Brokerage	0.90
Gas-Distribution	0.90
Metal Processors & Fabrication	0.87

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

High Yield Opportunities Fund
April 30, 2017 (continued)

Energy-Alternate Sources	0.83
Transport-Truck	0.78
Medical-HMO	0.76
REITS-Hotels	0.74
Oil & Gas Refining & Marketing	0.72
Rental Auto/Equipment	0.70
Auto Repair Centers	0.65
Housewares	0.64
Vitamins & Nutrition Products	0.58
Diagnostic Kits	0.51
Computer Services	0.46
Hotels & Motels	0.39
Metal-Diversified	0.38
Food-Retail	0.34
Long-Term Investments	95.13
Short-Term Investment	5.82
Total investments	100.95
Net other assets and liabilities	(0.95)
100.00%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

High Yield Opportunities Fund
April 30, 2017 (continued)

Other information:
Currency exposure of portfolio assets before any currency hedging, if applicable.	% of total
Excludes derivatives:	investments
US Dollar	100%
100%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

High Yield Opportunities Fund
April 30, 2017 (continued)

Fair Value Measurement

The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy at April 30, 2017:

	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs	Total
Description	(level 1)	(level 2)	(level 3)
Assets
Bank Loans
United States	$—	$1,437,481	$—	$1,437,481
Total Bank Loans	—	1,437,481	—	1,437,481
Corporate bonds
Bahamas	—	532,500	—	532,500
Canada	—	5,090,150	—	5,090,150
Cayman Islands	—	642,750	—	642,750
Ireland	—	756,425	—	756,425
Luxembourg	—	2,604,250	—	2,604,250
Mexico	—	628,500	—	628,500
Netherlands	—	935,710	—	935,710
United Kingdom	—	1,058,649	—	1,058,649
United States	—	39,963,205	—	39,963,205
Total Corporate bonds	—	52,212,139	—	52,212,139
Short-term investment	3,281,113	—	—	3,281,113
Total Investments	$3,281,113	$53,649,620	$—	$56,930,733
During the period ended April 30, 2017, there were no transfers in or out of security levels.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

International Long/Short Equity Fund
April 30, 2017

		Value
Shares		(note 2)
Common stocks - 50.43%
	Australia - 4.47%
345,000	African Petroleum Corp., Ltd. *	$399,808
1,677	CSL, Ltd.	166,448
18,910	Treasury Wine Estates, Ltd.	169,918
		736,174

	Canada - 1.21%
240,000	SDX Energy, Inc. *	199,720

	China - 1.93%
4,520	JD.com, Inc. * (a)	158,517
601	NetEase, Inc., ADR (a)	159,499
		318,016

	Denmark - 1.64%
2,500	Pandora A/S (a)	270,201

	France - 1.69%
4,238	Amundi S.A. (a) (b)	278,834

	Germany - 3.44%
3,000	Bayer AG (a)	371,233
2,500	Covestro AG (b)	194,876
		566,109

	Hong Kong - 1.24%
9,291	Melco Resorts & Entertainment, Ltd. (a)	203,937

	India - 1.13%
2,332	HDFC Bank, Ltd., ADR	185,650

	Indonesia - 1.07%
536,900	Telekomunikasi Indonesia Persero Tbk PT	176,026

	Ireland - 1.97%
1,500,000	Providence Resources plc *	325,419

	Israel - 0.96%
5,000	Teva Pharmaceutical Industries, Ltd., ADR	157,900

	Japan - 13.69%
41,000	Fujitsu, Ltd. (a)	255,544
14,900	Inpex Corp. (a)	142,818
7,100	Japan Tobacco, Inc. (a)	236,040
34,800	Mitsubishi UFJ Financial Group, Inc. (a)	221,396
10,000	Mitsui Fudosan Co., Ltd. (a)	219,735
4,000	Seven & I Holdings Co., Ltd. (a)	169,007
3,200	SoftBank Group Corp. (a)	242,336
7,400	Sohgo Security Services Co., Ltd (a)	322,951
6,500	Sony Corp. (a)	219,184
6,000	Subaru Corp. (a)	226,706
		2,255,717

	Korea - 1.12%
4,176	KB Financial Group, Inc.	183,863

	Netherlands - 0.98%
10,000	STMicroelectronics N.V. (a)	161,761

	Nigeria - 1.50%
980,000	Lekoil, Ltd. *	247,513

	Spain - 1.24%
38,929	Telepizza Group S.A. * (b)	204,733

	Taiwan - 1.01%
1,000	Largan Precision Co., Ltd.	166,219

	Thailand - 1.00%
14,600	PTT pcl	164,192

	United Kingdom - 8.43%
230,769	BNN Technology plc * (c)	251,069
250,000	Coats Group plc *	208,041
169,000	Diversified Gas & Oil plc *	143,372
90,000	Saga plc	244,326
350,000	Savannah Petroleum plc * (c)	176,795
250,000	XLMedia plc	364,275
		1,387,878

	United States - 0.71%
6,250	Hamilton Lane, Inc. * (a)	117,000

	Total common stocks	8,306,862
	(Cost $7,393,478)

Preferred stock - 1.49%
	Korea - 1.49%
159	Samsung Electronics Co., Ltd.	244,949

	Total preferred stock	244,949
	(Cost $168,977)

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

International Long/Short Equity Fund
April 30, 2017 (continued)

		Value
Shares		(note 2)
	Total long-term investments
	(Cost $7,562,455)	8,551,811

Short-term investment - 62.11%
10,231,147	Fidelity Investments Money Market Treasury Portfolio	10,231,147

	Total short-term investment	10,231,147
	(Cost $10,231,147)

Total investments(d) - 114.03%
	(Cost $17,793,601)	18,782,958

Securities sold short(e)
(Proceeds $(5,096,273)) - (32.88)%		(5,415,501)

Financial Derivative Instruments (f)
(Cost or Premiums, net $0) - 0.85%		140,751

Net other assets and liabilities – 18.00%		2,963,262

Total net assets – 100.00%		$16,471,470
*	Non-income producing security
(a)
All or a portion of the security is pledged as collateral for securities sold short. At April 30, 2017, the value of securities pledged was $3,938,391. An additional $2,030,522 in cash has been segregated for collateral on securities sold short.

(b)
Restricted security, purchased pursuant to Rule 144A under the Securities Act of 1933, as amended, and which is exempt from registration under that Act. At April 30, 2017, the restricted securities held by the Fund had an aggregate value of $164,555, which represented 1.0% of net assets.

(c)	The security has been deemed illiquid by the Adviser according to the policies and procedures adopted by the Board of Trustees.
(d)	All or a portion of these securities and short-term investments were segregated for open futures contracts, securities sold short and swap contracts at April 30, 2017.
(e)	The portfolio of securities sold short is disclosed below.
(f)	Information with respect to financial derivative instruments is disclosed in the following tables.
ADR	American Depositary Receipt

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

International Long/Short Equity Fund
April 30, 2017 (continued)

		Value
Shares		(note 2)
Securities Sold Short - (32.88)%
	Australia - (0.99)%
(93,237)	FlexiGroup, Ltd.	(162,671)

	Austria - (1.96)%
(7,000)	OMV AG	(322,351)

	Cayman Islands - (1.02)%
(132,000)	Semiconductor Manufacturing International Corp. *	(322,351)

	China - (1.58)%
(87,500)	BAIC Motor Corp., Ltd (b)	(85,161)
(10,957)	Hollysys Automation Technologies, Ltd.	(175,750)
		(322,351)

	Denmark - (1.31)%
(5,000)	Novozymes A/S	(216,014)

	Finland - (1.49)%
(6,000)	Neste Oyj	(245,027)

	Germany - (5.26)%
(1,000)	adidas AG	(200,322)
(5,500)	Covestro AG (b)	(428,727)
(1,500)	Volkswagen AG	(237,821)
		(866,870)

	Hong Kong - (0.92)%
(105,000)	Cathay Pacific Airways, Ltd.	(151,189)

	Japan - (9.32)%
(13,700)	Aeon Co., Ltd.	(203,211)
(4,000)	Asahi Intecc Co., Ltd.	(177,618)
(43,000)	Mitsui Chemicals, Inc.	(219,870)
(40)	Nippon Building Fund, Inc.	(212,783)
(2,700)	NTT Data Corp.	(125,221)
(6,000)	Shiseido Co., Ltd.	(162,333)
(10,500)	Suruga Bank, Ltd.	(219,372)
(40,000)	Toshiba Corp. *	(80,879)
(5,500)	Unicharm Corp.	(133,633)
		(1,534,920)

	Philippines - (0.61)%
(2,843)	PLDT, Inc., ADR	(100,955)

	Singapore - (0.93)%
(76,500)	StarHub, Ltd.	(152,765)

	Spain - (1.40)%
(6,000)	Industria de Diseno Textil S.A.	(230,125)

	Sweden - (4.26)%
(7,000)	Boliden AB	(200,106)
(10,000)	ICA Gruppen AB	(341,413)
(10,000)	Sandvik AB	(160,546)
		(702,065)

	Switzerland - (1.83)%
(2,000)	Kuehne & Nagel International AG	(302,312)

	Total Securities Sold Short
	(Proceeds $(5,096,273))	(5,415,501)

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

International Long/Short Equity Fund
April 30, 2017 (continued)

(f) FINANCIAL DERIVATIVE INSTRUMENTS
OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD FOREIGN CURRENCY CONTRACTS
			Local	Current	Unrealized
Value			amount	notional	appreciation/(depreciation)
Counterparty		date	(000's)	value	Asset	Liability
Australian Dollar (Short)	BNP Paribas Securities Services	5/24/2017	223	$167,028	$2,266	—
British Pound (Short)	BNP Paribas Securities Services	5/24/2017	1,811	2,346,879	—	(68,697)
Danish Krone (Short)	BNP Paribas Securities Services	5/24/2017	338	49,695	—	(5,961)
Euro (Long)	BNP Paribas Securities Services	5/24/2017	416	453,928	6,092	—
Hong Kong Dollar (Long)	BNP Paribas Securities Services	5/24/2017	3,046	391,818	—	(436)
Indonesian Rupiah (Short)	Citibank, N.A.	6/22/2017	2,598,018	193,967	—	(230)
Japanese Yen (Short)	BNP Paribas Securities Services	5/24/2017	79,988	718,124	15,665	—
New Taiwan Dollar (Short)	JP Morgan Chase Bank, N.A.	6/22/2017	4,549	150,900	—	(216)
Norwegian Krona (Short)	BNP Paribas Securities Services	5/24/2017	2,921	340,312	1,195	—
Singapore Dollar (Long)	BNP Paribas Securities Services	5/24/2017	213	152,334	—	(300)
South Korean Won (Short)	UBS AG	6/22/2017	462,272	406,507	7,622	—
Swedish Krona (Long)	BNP Paribas Securities Services	5/24/2017	6,067	685,668	9,340	—
Swiss Franc (Long)	BNP Paribas Securities Services	5/24/2017	288	290,031	2,295	—
Thailand Baht (Short)	JP Morgan Chase Bank, N.A.	6/28/2017	6,606	190,899	138	—
Total					$44,613	$(75,840)

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

International Long/Short Equity Fund
April 30, 2017 (continued)

EQUITY SWAPS
							Unrealized
							appreciation/
	Pay/	Underlying	# of	Financing	Termination	Notional	(depreciation)
Counterparty	Receive	Reference	Shares	Rate	Date	amount	Asset Liability
Credit Suisse Securities (Europe) Limited	Receives	Balfour Beatty plc	65,000	1-month USD LIBOR plus 0.20%	1/8/2018	245,660	$20,879	$—
Credit Suisse Securities (Europe) Limited	Receives	Barclays plc	45,000	1-month USD LIBOR plus 0.20%	7/9/2018	123,708	—	(2,535)
Credit Suisse Securities (Europe) Limited	Receives	Bellway plc	7,000	1-month USD LIBOR plus 0.20%	1/8/2018	258,030	13,509	—
Credit Suisse Securities (Europe) Limited	Receives	BT Group plc	70,000	1-month USD LIBOR plus 0.20%	7/9/2018	276,298	—	(8,024)
Credit Suisse Securities (Europe) Limited	Receives	Clinigen Group plc	25,000	1-month USD LIBOR plus 0.20%	1/8/2018	283,325	26,422	—
Credit Suisse Securities (Europe) Limited	Receives	Interserve plc	35,000	1-month USD LIBOR plus 0.20%	1/8/2018	104,717	4,760	—
Credit Suisse Securities (Europe) Limited	Receives	McCarthy + Stone plc	84,612	1-month USD LIBOR plus 0.20%	7/9/2018	202,083	4,873	—
Credit Suisse Securities (Europe) Limited	Receives	Next plc	5,600	1-month USD LIBOR plus 0.20%	7/9/2018	312,247	17,480	—
Credit Suisse Securities (Europe) Limited	Receives	NMC Health plc	13,000	1-month USD LIBOR plus 0.20%	1/8/2018	334,563	33,844	—
Credit Suisse Securities (Europe) Limited	Receives	Paysafe Group plc	35,000	1-month USD LIBOR plus 0.20%	1/8/2018	205,762	—	(5,485)
Credit Suisse Securities (Europe) Limited	Receives	Paragon Group Companies plc	50,000	1-month USD LIBOR plus 0.20%	1/8/2018	302,688	28,430	—
Credit Suisse Securities (Europe) Limited	Receives	Playtech plc	16,000	1-month USD LIBOR plus 0.20%	1/8/2018	198,735	6,735	—
Credit Suisse Securities (Europe) Limited	Receives	Renault S.A.	2,600	1-month USD LIBOR plus 0.20%	7/9/2018	242,463	20,193	—
Credit Suisse Securities (Europe) Limited	Receives	Royal Mail plc	40,000	1-month USD LIBOR plus 0.20%	7/9/2018	208,527	—	(4,404)
Credit Suisse Securities (Europe) Limited	Receives	Shire plc	5,000	1-month USD LIBOR plus 0.20%	7/9/2018	293,816	—	(3,002)
Credit Suisse Securities (Europe) Limited	Receives	St. Modwen Properties plc	55,000	1-month USD LIBOR plus 0.20%	1/8/2018	260,367	24,619	—
Credit Suisse Securities (Europe) Limited	Receives	Victrex plc	10,000	1-month USD LIBOR plus 0.20%	1/8/2018	248,160	—	(648)
Credit Suisse Securities (Europe) Limited	Receives	Wood Group (John) plc	27,000	1-month USD LIBOR plus 0.20%	7/9/2018	265,600	—	(1,220)
Credit Suisse Securities (Europe) Limited	Pays	Afren plc (a)(b)	(950,000)	1-month USD LIBOR less 0.30%	1/8/2018	(1,230)	53,595	—
Credit Suisse Securities (Europe) Limited	Pays	Airbus Group N.V.	(3,000)	1-month USD LIBOR less 0.35%	7/9/2018	(242,576)	—	(13,104)
Credit Suisse Securities (Europe) Limited	Pays	Allied Minds plc	(43,000)	1-month USD LIBOR less 1.62%	1/8/2018	(87,272)	15,761	—
Credit Suisse Securities (Europe) Limited	Pays	AO World plc	(110,000)	1-month USD LIBOR less 1.75%	1/8/2018	(192,337)	—	—
Credit Suisse Securities (Europe) Limited	Pays	Avanti Communications Group	(161,486)	1-month USD LIBOR less 12.00%	1/8/2018	(23,792)	4,445	—
Credit Suisse Securities (Europe) Limited	Pays	Carillion plc	(100,000)	1-month USD LIBOR less 0.68%	1/8/2018	(288,182)	—	(6,606)
Credit Suisse Securities (Europe) Limited	Pays	Danone	(3,300)	1-month USD LIBOR less 0.35%	7/9/2018	(230,707)	—	(1,292)
Credit Suisse Securities (Europe) Limited	Pays	Foxtons Group plc	(95,000)	1-month USD LIBOR less 0.30%	1/8/2018	(126,120)	—	(5,635)
Credit Suisse Securities (Europe) Limited	Pays	Hargreaves Lansdown plc	(12,000)	1-month USD LIBOR less 0.30%	7/9/2018	(214,174)	—	(7,460)
Credit Suisse Securities (Europe) Limited	Pays	Hotel Chocolat Group, Ltd.	(50,000)	1-month USD LIBOR less 7.43%	1/8/2018	(218,403)	—	(19,590)
Credit Suisse Securities (Europe) Limited	Pays	Lotte Chemical Corp.	(407)	1-month USD LIBOR less 0.00%	8/8/2018	(122,325)	1,939	—
Credit Suisse Securities (Europe) Limited	Pays	Majestic Wine plc	(40,000)	1-month USD LIBOR less 5.50%	1/8/2018	(197,647)	—	(19,558)
Credit Suisse Securities (Europe) Limited	Pays	Mediatek, Inc.	(25,000)	1-month USD LIBOR less 0.84%	3/22/2018	(179,808)	1,169	—
Credit Suisse Securities (Europe) Limited	Pays	Metro Bank plc	(5,000)	1-month USD LIBOR less 1.50%	7/9/2018	(228,538)	—	(1,813)
Credit Suisse Securities (Europe) Limited	Pays	Mitie Group plc	(100,000)	1-month USD LIBOR less 0.60%	1/8/2018	(271,474)	12,822	—
Credit Suisse Securities (Europe) Limited	Pays	Telit Communications plc	(50,000)	1-month USD LIBOR less 8.00%	1/8/2018	(240,745)	—	(19,121)
Total							291,475	(119,497)
(1)	Receive indicates the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay indicates the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.
(a)	The contract has been deemed illiquid by the Adviser according to policies and procedures adopted by the Board of Trustees.
(b)	Fair valued at April 30, 2017 as determined in good faith using procedures approved by the Board of Trustees.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

International Long/Short Equity Fund
April 30, 2017 (continued)

	Cost or Premiums, Net	Asset	Liability
TOTAL OVER –THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS	$—	$336,088	$(195,337)

	Cost or Premiums, Net	Asset	Liability
TOTAL FINANCIAL DERIVATIVE INSTRUMENTS	$—	$336,088	$(195,337)

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

International Long/Short Equity Fund
April 30, 2017 (continued)

Other information:

Industry concentration as	% of Net
a percentage of net assets:	Assets
Oil & Gas Exploration & Production	9.94%
Chemicals - Diversified	3.44
Electronic Components-Semiconductors	2.47
Investment Management & Advising Services	2.40
Direct Marketing	2.21
Security Services	1.96
Retail-Jewelry	1.64
Computers-Integrated Systems	1.55
Gambling (Non-Hotel)	1.52
Property/Casualty Insurance	1.48
Telephone-Integrated	1.47
Tobacco	1.43
Auto-Cars/Light Trucks	1.38
Diversified Banking Institution	1.34
Audio/Video Products	1.33
Real Estate Operations/Development	1.33
Textile-Products	1.26
Casino Hotels	1.24
Retail - Restaurants	1.24
Commercial Banks Non-US	1.13
Diversified Financial Services	1.12
Telecommunication Services	1.07
Beverages - Wine & Spirits	1.03
Retail-Misc/Diversified	1.03
Medical-Biomedical/Gene	1.01
Photo Equipment & Supplies	1.01
Oil Comp-Integrated	1.00
Internet Content-Entertainment	0.97
E-Commerce/Products	0.96
Medical-Generic Drugs	0.96
Long-Term Investments	51.92
Short-Term Investment	61.11
Total investments	114.03

Industry concentration as	% of Net
a percentage of net assets:	Assets
Securities Sold Short
Chemicals	(5.25)
Oil&Gas	(3.44)
Retail	(2.63)
Food	(2.07)
Auto Manufacturers	(1.96)
Transportation	(1.84)
Cosmetics/Personal Care	(1.80)
Telecommunications	(1.54)
Banks	(1.33)
REITS	(1.29)
Apparel	(1.22)
Mining	(1.21)
Healtcare-Products	(1.08)
Machinery-Diversified	(1.07)
Semiconductors	(1.02)
Diversified Financial Services	(0.99)
Hand/Machine Tools	(0.97)
Airlines	(0.92)
Computers	(0.76)
Miscellaneous Manufacturing	(0.49)
Financial Derivative Instruments	0.85
Net other assets and liabilities	18.00
100.00%
See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

International Long/Short Equity Fund
April 30, 2017 (continued)

Other information:
Currency exposure of portfolio assets before any currency hedging, if applicable.	% of total
Excludes derivatives:	investments
US Dollar	60%
Japanese Yen	12
British Pound	12
Euro	6
Korean Won	2
Norwegian Krone	2
Australian Dollar	2
Danish Krone	1
Indonesian Rupiah	1
Taiwan Dollar	1
Thai Baht	1
100%
See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

International Long/Short Equity Fund
April 30, 2017

Fair Value Measurement

 The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy at April 30, 2017:
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
Description	(level 1)	(level 2)	(level 3)	Total
Assets
Common Stocks
Australia	$736,174	$—	$—	$736,174
Canada	199,720	—	—	199,720
China	318,016	—	—	318,016
Denmark	270,201	—	—	270,201
France	278,834	—	—	278,834
Germany	566,109	—	—	566,109
Hong Kong	203,937	—	—	203,937
India	185,650	—	—	185,650
Indonesia	176,026	—	—	176,026
Ireland	325,419	—	—	325,419
Israel	157,900	—	—	157,900
Japan	2,255,717	—	—	2,255,717
Korea	183,863	—	—	183,863
Netherlands	161,761	—	—	161,761
Nigeria	247,513	—	—	247,513
Spain	204,733	—	—	204,733
Taiwan	166,219	—	—	166,219
Thailand	164,192	—	—	164,192
United Kingdom	1,387,878	—	—	1,387,878
United States	117,000	—	—	117,000
Total Common Stocks	8,306,862	—	—	8,306,862
Preferred stock
Korea	244,949	—	—	244,949
Total Preferred Stock	244,949	—	—	244,949
Short-term Investment	10,231,147	—	—	10,231,147
Total Investments	$18,782,958	$—	$—	$18,782,958
Financial Derivative Instruments - Assets
Over-the-counter	$—	$336,088	$—	$336,088
Total Financial Derivative Instruments - Assets	$—	$336,088	$—	$336,088
Liabilities
Securities Sold Short
Australia	$(162,671)	$—	$—	$(162,671)
Austria	(322,351)	—	—	(322,351)
Cayman Islands	(322,351)	—	—	(322,351)
China	(322,351)	—	—	(322,351)
Denmark	(216,014)	—	—	(216,014)
Finland	(245,027)	—	—	(245,027)
Germany	(866,870)	—	—	(866,870)
Hong Kong	(151,189)	—	—	(151,189)
Japan	(1,534,920)	—	—	(1,534,920)
Philippines	(100,955)	—	—	(100,955)
Singapore	(152,765)	—	—	(152,765)
Spain	(230,125)	—	—	(230,125)
Sweden	(702,065)	—	—	(702,065)
Switzerland	(302,312)	—	—	(302,312)
Total Securities Sold Short	(5,415,501)	—	—	(5,415,501)
Financial Derivative Instruments - Liabilities
Over-the-counter	$—	$(195,337)	$—	$(195,337)
Total Financial Derivative Instruments - Liabilities	$—	$(195,337)	$—	$(195,337)

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

International Long/Short Equity Fund
April 30, 2017

During the period ended April 30, 2017, there were no transfers in or out of security levels.
Following is a reconciliation of investments in which significant observable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of July 31, 2016	Accrued discounts/ premiums	Realized gain/(loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers in to level 3	Transfers out of level 3	Balance as of April 30, 2017
Equity Swap
Afren PLC	$54,764	$0	$0	$(1,169)	$0	$0	$0	$0	$53,595
	$54,764	$0	$0	$(1,169)	$0	$0	$0	$0	$53,595
The total net change in unrealized appreciation (depreciation) attributable to level 3 investments held at April 30, 2017 was $(1,169).

The Fund’s Advisor has determined that the short equity swap on the underlying referenced security Afren plc (“Afren”) is a Level 3 investment due to the lack of observable inputs that may be used in the determination of fair value. In accordance with the pricing procedures approved by the Board of Trustees, equity swap contracts are valued using the last traded exchange price on the underlying equity security. Afren was an international oil exploration and production company that traded on the London Stock Exchange. In July 2015, Afren’s stock was suspended from trading at a last traded price of 0.01785 GBP as the result of management’s announcement that it was unable to accurately assess its financial position due to reduced production levels and inability to raise capital. Subsequently, in August 2015, the stock was formally delisted from the exchange as the company was taken into bankruptcy proceedings. As the Fund’s position is “short,” it benefitted from the ultimate decline in the company’s value and eventual delisting. Accordingly, pending the company’s liquidation and given the likelihood that the sale of the company’s assets will not be sufficient to cover its outstanding debt, the fair valuation of the security underlying the equity swap reflects only inconsequential final costs associated with the termination of the contract but which is otherwise deemed worthless.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

International Opportunities Fund
April 30, 2017

		Value
Shares		(note 2)
Common stocks - 96.50%
	Australia - 1.28%
581,369	CSL, Ltd.	$57,702,877

	Brazil - 0.39%
1,658,756	Engie Brasil Energia S.A.	17,768,373

	Canada - 0.09%
1,133,333	International Petroleum Corp. *	4,120,142

	Chile - 0.62%
49,591,073	Aguas Andinas S.A., Class A	28,087,032

	China - 2.63%
325,000	Alibaba Group Holding, Ltd., ADR *	37,537,500
2,605,600	Tencent Holdings, Ltd.	81,534,392
		119,071,892

	Denmark - 2.39%
1,000,000	Pandora A/S	108,080,401

	Finland - 0.95%
7,500,000	Nokia Oyj	42,891,176

	France - 6.34%
1,200,000	Accor S.A.	54,698,095
364,674	Publicis Groupe S.A.	26,325,047
1,400,000	Renault S.A.	130,556,926
591,161	Sodexo	75,149,140
		286,729,208

	Germany - 16.04%
1,000,000	Bayer AG	123,744,446
657,647	Continental AG	147,214,997
3,602,380	Deutsche Post AG	129,494,358
1,323,979	Fresenius SE & Co., KGaA	107,314,841
1,247,625	SAP SE	125,126,586
650,000	Siemens AG	93,178,696
		726,073,924

	Hong Kong - 1.49%
9,734,200	AIA Group, Ltd.	67,390,471

	India - 4.59%
4,839,279	Housing Development Finance Corp., Ltd.	115,622,133
2,198,000	Infosys, Ltd.	31,468,335
1,328,273	Lupin, Ltd.	27,606,109
928,327	Tata Consultancy Services, Ltd.	32,829,845
		207,526,422
	Ireland - 0.80%
429,463	ICON plc *	$36,285,329

	Israel - 1.40%
2,000,000	Teva Pharmaceutical Industries, Ltd., ADR	63,160,000

	Japan - 17.53%
1,273,800	Bridgestone Corp.	53,111,661
1,022,400	Dentsu, Inc.	57,597,416
616,500	East Japan Railway Co.	55,049,482
311,700	Fanuc Corp.	63,346,611
10,628,000	Fujitsu, Ltd.	66,242,067
1,769,800	Japan Tobacco, Inc.	58,837,217
9,598,400	Mitsubishi UFJ Financial Group, Inc.	61,064,681
1,877,400	Mitsui Fudosan Co., Ltd.	41,253,118
386,700	Murata Manufacturing Co., Ltd.	51,843,297
1,739,600	Seven & I Holdings Co., Ltd.	73,500,928
719,500	SoftBank Group Corp.	54,487,724
2,788,000	Sumitomo Electric Industries, Ltd.	45,430,832
921,600	Takeda Pharmaceutical Co., Ltd.	44,164,048
962,700	Tokio Marine Holdings, Inc.	40,520,192
6,283,600	Yahoo Japan Corp.	26,887,438
		793,336,712

	Korea - 1.91%
23,056	LG Household & Health Care, Ltd.	17,546,793
21,977	Samsung Electronics Co., Ltd.	43,088,749
542,273	SK Hynix, Inc.	25,734,020
		86,369,562

	Netherlands - 5.15%
6,348,439	ING Groep N.V.	103,349,946
2,500,000	Koninklijke Ahold Delhaize N.V.	51,796,201
4,034,790	RELX N.V.	78,034,921
		233,181,068

	Panama - 1.36%
1,000,000	Carnival Corp.	61,770,000

	Philippines - 0.75%
1,950,140	Ayala Corp.	33,819,600

	Poland - 0.19%
241,628	Bank Pekao S.A.	8,754,593

	Singapore - 0.96%
5,628,200	City Developments, Ltd.	43,465,825
See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

International Opportunities Fund
April 30, 2017 (continued)

		Value
Shares		(note 2)
	South Africa - 1.29%
1,596,054	Shoprite Holdings, Ltd.	$25,056,749
2,987,263	Standard Bank Group, Ltd.	33,163,621
		58,220,370

	Spain - 2.89%
2,429,310	Amadeus IT Group S.A.	130,989,209

	Sweden - 2.80%
2,500,000	Hennes & Mauritz AB, B Shares	61,926,321
3,400,000	Lundin Petroleum AB *	64,911,429
		126,837,750

	Switzerland - 2.52%
435,785	Roche Holding AG	114,004,860

	Taiwan - 4.07%
4,614,900	Delta Electronics, Inc.	26,002,884
220,000	Largan Precision Co., Ltd.	36,568,228
2,717,000	Taiwan Semiconductor Manufacturing Co., Ltd.	17,515,379
1,318,575	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	43,605,275
32,804,000	Uni-President Enterprises Corp.	60,560,896
		184,252,662

	United Kingdom - 8.70%
20,000,000	Barclays plc	54,981,207
22,000,000	BT Group plc	86,836,631
16,650,000	Kingfisher plc	73,601,573
27,000,000	Saga plc	73,297,914
22,288,673	Standard Life plc	105,051,641
		393,768,966

	United States - 7.37%
39,558	Alphabet, Inc., Class C *	35,837,966
290,316	American Express Co.	23,007,543
262,090	Apple, Inc.	37,649,229
278,465	Cardinal Health, Inc.	20,213,774
585,263	Cognizant Technology Solutions Corp., Class A *	35,250,391
80,000	Facebook, Inc., Class A *	12,020,000
319,300	MasterCard, Inc., Class A	37,140,976
1,250,000	Shire plc	73,453,985
20,887	The Priceline Group, Inc. *	38,574,529
222,124	Visa, Inc., A Shares	20,262,152
		333,410,545

	Total common stocks
	(Cost $3,573,261,939)	4,367,068,969

Preferred stock - 0.82%
	Korea - 0.82%
24,164	Samsung Electronics Co., Ltd.	$37,226,023

	Total preferred stock	37,226,023
	(Cost $27,931,842)

	Total long-term investments	4,404,294,992
	(Cost $3,601,193,781)

Short-term investment - 3.17%
143,505,395	Fidelity Investments Money Market Treasury Portfolio	143,505,395

	Total short-term investment	143,505,395
	(Cost $143,505,395)

Total investments - 100.49%		4,547,800,387
	(Cost $3,744,699,176)

Financial Derivative Instruments (a)
(Cost or Premiums, net $0) - (0.31)%		(13,890,270)

Net other assets and liabilities – (0.18)%		(8,177,287)
Total net assets – 100.00%		$4,525,732,830

*	Non-income producing security
(a)	Information with respect to financial derivative instruments is disclosed in the following tables.
ADR	American Depositary Receipt

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

International Opportunities Fund
April 30, 2017 (continued)

(a) FINANCIAL DERIVATIVE INSTRUMENTS
OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD FOREIGN CURRENCY CONTRACTS
Counterparty		Value date	Local amount (000's)	Current notional value	Unrealized appreciation/(depreciation) Asset Liability
British Pound (Short)	BNP Paribas Securities Services	6/28/17	239,219	$310,337,054	—	$(13,890,270)
Total					$—	$(13,890,270)

	Cost or Premiums, Net	Asset	Liability
TOTAL FINANCIAL DERIVATIVE INSTRUMENTS	$—	$—	$(13,890,270)

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

International Opportunities Fund
April 30, 2017 (continued)
Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Pharmaceuticals	8.23%
Diversified Banks	5.77
Internet Software & Services	4.28
Auto Parts & Equipment	4.26
Data Processing & Outsourced Services	4.16
Life & Health Insurance	3.81
IT Consulting & Other Services	3.66
Food Retail	3.32
Biotechnology	2.90
Automobile Manufacturers	2.89
Air Freight & Logistics	2.86
Application Software	2.77
Technology Hardware, Storage & Peripherals	2.61
Hotels, Resorts & Cruise Lines	2.57
Thrifts & Mortgage Finance	2.55
Electronic Components	2.53
Apparel, Accessories & Luxury Goods	2.39
Health Care Equipment	2.37
Industrial Conglomerates	2.06
Semiconductors	1.92
Integrated Telecommunication Services	1.92
Diversified Real Estate Activities	1.87
Advertising	1.85
Research & Consulting Services	1.72
Restaurants	1.66
Home Improvement Retail	1.63
Multi-line Insurance	1.62
Oil & Gas Exploration & Production	1.53
Industrial Machinery	1.40
Apparel Retail	1.37
Packaged Foods & Meats	1.34
Tobacco	1.30
Railroads	1.22
Wireless Telecommunication Services	1.20
Tires & Rubber	1.17
Communications Equipment	0.95
Property & Casualty Insurance	0.90
Internet Retail	0.85
Life Sciences Tools & Services	0.80
Multi-Sector Holdings	0.75
Water Utilities	0.62
Consumer Finance	0.51
Health Care Distributors	0.45
Renewable Electricity	0.39
Personal Products	0.39
Total Long-Term Investments	97.32
Short-Term Investment	3.17
Total Investments	100.49
Financial Derivative Instruments	(0.31)
Net Other Assets and Liabilities	(0.18)
100.00%

Henderson Global Funds	Portfolio of investments
(unaudited)

International Opportunities Fund
April 30, 2017 (continued)
Other information:
Currency exposure of portfolio assets before any currency hedging, if applicable.	% of total
Excludes derivatives:	investments
Euro	31%
Japanese Yen	18
US Dollar	14
British Pound	10
Indian Rupee	5
Hong Kong Dollar	3
Taiwan Dollar	3
Swedish Krona	3
Korean Won	3
Swiss Franc	3
Danish Krone	2
South African Rand	1
Australian Dollar	1
Singapore Dollar	1
Philippine Peso	1
Chilean Peso	1
Brazilian Real	0	*
Polish Zloty	0	*
	100%

* Less than 0.5% of total investments.

Henderson Global Funds	Portfolio of investments
(unaudited)

International Opportunities Fund
April 30, 2017 (continued)

The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy at April 30, 2017:
Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Assets
Common Stocks
Australia	$57,702,877	$—	$—	$57,702,877
Brazil	17,768,373	—	—	17,768,373
Canada	4,120,142	—	—	4,120,142
Chile	28,087,032	—	—	28,087,032
China	119,071,892	—	—	119,071,892
Denmark	108,080,401	—	—	108,080,401
Finland	42,891,176	—	—	42,891,176
France	286,729,208	—	—	286,729,208
Germany	726,073,924	—	—	726,073,924
Hong Kong	67,390,471	—	—	67,390,471
India	207,526,422	—	—	207,526,422
Ireland	36,285,329	—	—	36,285,329
Israel	63,160,000	—	—	63,160,000
Japan	793,336,712	—	—	793,336,712
Korea	86,369,562	—	—	86,369,562
Netherlands	233,181,068	—	—	233,181,068
Panama	61,770,000	—	—	61,770,000
Philippines	33,819,600	—	—	33,819,600
Poland	8,754,593	—	—	8,754,593
Singapore	43,465,825	—	—	43,465,825
South Africa	58,220,370	—	—	58,220,370
Spain	130,989,209	—	—	130,989,209
Sweden	126,837,750	—	—	126,837,750
Switzerland	114,004,860	—	—	114,004,860
Taiwan	184,252,662	—	—	184,252,662
United Kingdom	393,768,966	—	—	393,768,966
United States	333,410,545	—	—	333,410,545
Total Common Stocks	4,367,068,969	—	—	4,367,068,969
Preferred Stock
Korea	37,226,023	—	—	37,226,023
Total Preferred Stock	37,226,023	—	—	37,226,023
Short-Term Investment	143,505,395	—	—	143,505,395
Total Investments	$4,547,800,387	$—	$—	$4,547,800,387
Liabilities
Financial Derivative Instruments - Liabilities
Over-the-counter	$—	$(13,890,270)	$—	$(13,890,270)
Total Financial Derivative Instruments - Liabilities	$—	$(13,890,270)	$—	$(13,890,270)

During the period ended April 30, 2017, there were no transfers in or out of security levels.

Henderson Global Funds	Portfolio of investments (unaudited)

International Small Cap Fund
April 30, 2017

		Value
Shares		(note 2)

Common stocks - 95.76%

	Australia - 7.18%
5,675	Corporate Travel
	Management, Ltd.	$86,519
3,435	JB Hi-Fi, Ltd.	63,506
42,229	Metcash, Ltd. *	67,985
7,585	Mineral Resources, Ltd.	60,715
14,603	Pact Group Holdings, Ltd.	77,090
67,876	Southern Cross Media Group,
	Ltd.	65,565
		421,380

	Austria - 1.97%
619	Lenzing AG	115,436

	Belgium - 1.44%
1,678	Bekaert S.A.	84,492

	Denmark - 4.39%
9,254	Alm Brand A/S	75,894
1,772	DFDS A/S	105,647
415	Rockwool International A/S	75,971
		257,512

	France - 5.72%
2,367	Cie Plastic Omnium S.A.	92,589
1,868	Gaztransport Et Technigaz
	S.A.	69,733
1,516	Nexity S.A. *	82,429
720	Teleperformance	90,469
		335,220

	Germany - 2.76%
1,844	Aareal Bank AG	74,110
1,282	Nemetschek SE	87,978
		162,088

	Hong Kong - 4.39%
26,000	Luk Fook Holdings
	International, Ltd.	95,097
101,600	Man Wah Holdings, Ltd.	84,249
88,000	Xinyi Glass Holdings, Ltd. *	78,063
		257,409

	Japan - 26.69%
4,000	Amano Corp.	85,400
3,900	Asahi Holdings, Inc.	72,665
2,500	Ci:z Holdings Co., Ltd.	73,335
4,400	En-Japan, Inc.	97,769
3,700	Fujimi, Inc.	71,328
3,400	Fuso Chemical Co., Ltd.	106,293
11,000	Hanwa Co., Ltd.	77,955
3,100	Heiwa Corp.	79,839

		Value
Shares		(note 2)
2,700	ITOCHU Techno-Solutions
	Corp.	$78,596
4,800	J Trust Co., Ltd.	37,246
2,500	Kenko Mayonnaise Co., Ltd.	63,131
4,200	Koei Tecmo Holdings Co.,
	Ltd.	85,149
3,100	Kotobuki Spirits Co., Ltd.	83,566
15,000	KYB Corp.	74,008
2,200	Musashi Seimitsu Industry
	Co., Ltd.	53,996
31,100	Nippon Light Metal Holdings
	Co., Ltd.	69,468
6,000	OKUMA Corp.	62,812
14,000	Penta-Ocean Construction
	Co., Ltd.	70,832
23,500	Sojitz Corp.	59,659
2,200	TechnoPro Holdings, Inc.	86,046
4,700	Toshiba Plant Systems &
	Services Corp.	76,439
		1,565,532

	Malta - 1.51%
8,537	Kindred Group plc	88,529

	Netherlands - 3.57%
1,620	ASM International N.V.	97,498
2,142	BE Semiconductor Industries
	N.V.	111,904
		209,402

	Norway - 5.08%
3,369	Norway Royal Salmon ASA	61,996
11,198	SpareBank 1 Nord Norge	74,014
9,248	SpareBank 1 SMN	77,013
12,931	Storebrand ASA	85,243
		298,266

	Singapore - 1.52%
10,200	Venture Corp., Ltd.	89,067

	Spain - 2.68%
3,284	Cia de Distribucion Integral
	Logista Holdings S.A.	78,521
3,633	Gamesa Corp. Tecnologica
	S.A.	78,495
		157,016

	Sweden - 9.78%
7,566	Com Hem Holding AB	94,219
8,178	Granges AB	84,944
7,577	Hemfosa Fastigheter AB	70,233
2,203	Intrum Justitia AB	87,550
6,493	Mycronic AB	64,143
13,311	Nordax Group AB (a)	67,778

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

International Small Cap Fund
April 30, 2017 (continued)

		Value
Shares		(note 2)
9,599	Peab AB	$104,906
		573,773
	Switzerland - 4.44%
958	Cembra Money Bank AG	81,743
1,064	Implenia AG	81,698
2,901	Logitech International S.A.	96,943
		260,384
	United Kingdom - 12.64%
19,164	Ashmore Group plc	86,328
11,752	Electrocomponents plc	78,998
9,674	GVC Holdings plc	93,597
2,505	Micro Focus International plc	83,967
19,687	Moneysupermarket.com
	Group plc	88,200
15,740	National Express Group plc	72,841
2,498	Spectris plc	89,297
12,724	TP ICAP plc	75,495
7,923	UBM plc	72,911
		741,634

	Total common stocks
	(Cost $4,846,900)	5,617,140

REITs - 1.37%

	Singapore - 1.37%
70,500	Mapletree Commercial Trust	80,484

	Total REITs
	(Cost $69,075)	80,484

	Total long-term
	investments
	(Cost $4,915,975)	5,697,624

Short-term investment - 1.90%
111,295	Fidelity Investments Money
	Market Treasury Portfolio	111,295

	Total short-term
	investment
	(Cost $111,295)	111,295
Total investments - 99.03%
	(Cost $5,027,270)	5,808,919
Net other assets and liabilities –
0.97%		57,121
Total net assets – 100.00%		$5,866,040

*	Non-income producing security

(a)
Restricted security, purchased pursuant to Rule 144A under the Securities Act of 1933, as amended, and which is exempt from registration under that Act. At April 30, 2017, the restricted securities held by the Fund had an aggregate value of $67,778, which represented 1.2% of net assets.

REIT        Real Estate Investment Trust
See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

International Small Cap Fund
April 30, 2017 (continued)
Other information:

Industry concentration as a percentage of net assets:	% of net assets
Construction & Engineering	5.69%
Auto Parts & Equipment	5.09
Electronic Equipment & Instruments	4.07
Semiconductor Equipment	3.57
Packaged Foods & Meats	3.56
Human Resource & Employment Services	3.13
Casinos & Gaming	3.10
Specialty Chemicals	3.03
Application Software	2.93
Aluminum	2.63
Regional Banks	2.57
Trading Companies & Distributors	2.35
Consumer Finance	2.03
Commodity Chemicals	1.97
Marine	1.80
Technology Hardware, Storage & Peripherals	1.65
Specialty Stores	1.62
Alternative Carriers	1.61
Research & Consulting Services	1.54
Electronic Manufacturing Services	1.52
Internet Software & Services	1.50
Diversified Support Services	1.49
Hotels, Resorts & Cruise Lines	1.48
Asset Management & Custody Banks	1.47
Life & Health Insurance	1.45
Home Entertainment Software	1.45
Steel	1.44
Home Furnishings	1.44
Real Estate Development	1.41
Retail REITs	1.37
Leisure Products	1.36
Technology Distributors	1.35
IT Consulting & Other Services	1.34
Air Freight & Logistics	1.34
Heavy Electrical Equipment	1.34
Metal & Glass Containers	1.31
Building Products	1.30
Property & Casualty Insurance	1.29
Investment Banking & Brokerage	1.29
Thrifts & Mortgage Finance	1.26
Personal Products	1.25
Advertising	1.24
Trucking	1.24
Precious Metals & Minerals	1.24
Real Estate Operating Companies	1.20
Oil & Gas Storage & Transportation	1.19
Food Distributors	1.16
Diversified Banks	1.16
Broadcasting	1.12
Computer & Electronics Retail	1.08
Industrial Machinery	1.07
Diversified Metals & Mining	1.04
Total Long-Term Investments	97.13
Short-Term Investment	1.90
Total Investments	99.03
Net Other Assets and Liabilities	0.97
100.00%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

International Small Cap Fund
April 30, 2017 (continued)
Other information:
Currency exposure of portfolio assets before any currency hedging, if applicable. Excludes derivatives:	% of total investments
Japanese Yen	27%
Euro	18
British Pound	13
Swedish Krona	11
Australian Dollar	7
Norwegian Krone	5
Swiss Franc	5
Danish Krone	5
Hong Kong Dollar	4
Singapore Dollar	3
US Dollar	2
100%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

International Small Cap Fund
April 30, 2017 (continued)
Fair Value Measurement The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy at April 30, 2017:
Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Assets
Common stocks
Australia	$421,380	$—	$—	$421,380
Austria	115,436	—	—	115,436
Belgium	84,492	—	—	84,492
Denmark	257,512	—	—	257,512
France	335,220	—	—	335,220
Germany	162,088	—	—	162,088
Hong Kong	257,409	—	—	257,409
Japan	1,565,532	—	—	1,565,532
Malta	88,529	—	—	88,529
Netherlands	209,402	—	—	209,402
Norway	298,266	—	—	298,266
Singapore	89,067	—	—	89,067
Spain	157,016	—	—	157,016
Sweden	573,773	—	—	573,773
Switzerland	260,384	—	—	260,384
United Kingdom	741,634	—	—	741,634
Total Common stocks	5,617,140	—	—	5,617,140
REITs
Singapore	80,484	—	—	80,484
Total REITs	80,484	—	—	80,484
Short-term investment	111,295	—	—	111,295
Total Investments	$5,808,919	$—	$—	$5,808,919
During the period ended April 30, 2017, there were no transfers in or out of security levels.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Strategic Income Fund
April 30, 2017

	Face				Value
	amount		Coupon	Maturity	(note 2)
Bank Loans(a) (b) – 15.26%
		France – 0.98%
EUR	2,395,960	Numericable Group S.A. Eur Term Loan B10	3.750%	1/14/25	$2,623,438
EUR	495,177	Oberthur Technologies S.A. Term Loan B1	3.750%	12/14/23	540,804
EUR	798,823	Oberthur Technologies S.A. Term Loan B2 (c)	3.750%	12/14/23	872,429
					4,036,671

		Germany – 2.45%
EUR	3,000,000	Ista International Gmbh, Term Loan B1A3	3.000%	4/30/20	3,281,020
EUR	4,550,564	Kirk Beauty One Gmbh, Term Loan B15	4.750%	8/13/22	5,001,640
EUR	197,377	Kirk Beauty One Gmbh, Term Loan B16	4.750%	8/13/22	216,942
EUR	485,259	Kirk Beauty One Gmbh, Term Loan B17	4.750%	8/13/22	533,360
EUR	377,561	Kirk Beauty One Gmbh, Term Loan B18	4.750%	8/13/22	414,987
EUR	83,903	Kirk Beauty One Gmbh, Term Loan B19	4.750%	8/13/22	92,219
EUR	318,422	Kirk Beauty One Gmbh, Term Loan B20	4.750%	8/13/22	349,986
EUR	213,561	Kirk Beauty One Gmbh, Term Loan B21	4.750%	8/13/22	234,730
					10,124,884

		Ireland – 0.73%
EUR	2,744,936	eircom Finco Sarl, Eur Term Loan B5 (c)	4.000%	3/14/24	2,999,222

		Luxembourg – 1.68%
USD	980,044	Auris Luxembourg II Sarl, Usd Term Loan B2	4.000%	1/17/22	990,251
EUR	1,520,000	Misys Europe S.A. Eur 1st Lien Term Loan (c)	4.250%	4/20/24	1,672,293
USD	4,222,645	Travelport Finance (Luxembourg) Sarl, Term Loan C	4.250%	9/2/21	4,260,712
					6,923,256

		Netherlands – 1.10%
EUR	4,115,053	TMF Group Holding B.V. Eur Term Loan B1	4.000%	9/30/23	4,521,367

		United States – 8.32%
USD	6,472,986	Berry Plastics Group, Inc. Term Loan K	3.500%	2/8/20	6,519,041
USD	6,400,000	ConvaTec Healthcare D Sarl, Term Loan B	3.250%	10/31/23	6,472,000
USD	4,300,000	Delta 2 Lux Sarl, Term Loan B3	4.750%	2/1/24	4,311,288
USD	2,703,000	Diebold, Inc.Term Loan B	5.250%	11/6/23	2,726,232
GBP	831,600	Equinix, Inc. Term Loan	3.750%	1/6/23	1,088,306
EUR	6,000,000	Equinix, Inc. Term Loan B (g)	3.250%	1/5/24	6,601,156
USD	22,556	HCA, Inc. Term Loan B9	3.250%	3/17/23	22,664
USD	4,557,185	Kloeckner Pentaplast of America, Inc. Term Loan C	4.250%	4/28/20	4,606,311
USD	1,947,515	Kloeckner Pentaplast of America, Inc. Term Loan C	4.250%	4/28/20	1,968,509
					34,315,507
	Total bank loans				62,920,907
	(Cost $62,169,266)

Corporate bonds – 61.61%
		Denmark – 0.41%
EUR	1,500,000	ISS Global A/S	1.125%	1/7/21	1,676,432
See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Strategic Income Fund
April 30, 2017 (continued)

	Face				Value
	amount		Coupon	Maturity	(note 2)
		France – 0.66%
EUR	1,400,000	La Financiere Atalian SAS (d)	4.000%	5/15/24	$1,556,435
GBP	812,000	Orange S.A. (e)	5.750%	4/1/23	1,152,515
					2,708,950

		Germany – 3.15%
EUR	909,000	Unitymedia GmbH (d)	3.750%	1/15/27	1,005,209
EUR	200,000	Unitymedia Hessen GmbH & Co. KG (d)	3.500%	1/15/27	224,968
USD	200,000	Unitymedia Hessen GmbH & Co. KG (d)	5.000%	1/15/25	208,628
EUR	5,200,000	Unitymedia Hessen GmbH & Co. KG (g)	3.500%	1/15/27	5,849,158
EUR	5,000,000	WEPA Hygieneprodukte GmbH (d)	3.750%	5/15/24	5,713,742
					13,001,705

		Ireland – 3.33%
USD	3,500,000	Aquarius & Investments plc for Swiss Reinsurance Co., Ltd. (e)	8.250%	9/1/18	3,759,599
USD	860,000	Ardagh Packaging Finance plc (d)	6.000%	2/15/25	891,175
USD	223,000	Ardagh Packaging Finance plc (d)	6.000%	6/30/21	231,920
EUR	3,350,000	Ardagh Packaging Finance plc (d)	6.750%	5/15/24	4,021,890
EUR	2,700,000	eircom Finance DAC (d)	4.500%	5/31/22	3,081,547
GBP	1,212,000	PGH Capital plc	6.625%	12/18/25	1,737,622
					13,723,753

		Luxembourg – 1.18%
EUR	605,000	Auris Luxembourg II S.A.	8.000%	1/15/23	713,785
EUR	290,000	Auris Luxembourg II S.A. (d)	8.000%	1/15/23	342,145
EUR	3,200,000	Telenet Finance VI Luxembourg S.C.A.	4.875%	7/15/27	3,816,463
					4,872,393

		Netherlands – 1.63%
GBP	1,250,000	Cooperatieve Rabobank UA (e)	6.910%	6/10/38	2,028,933
EUR	700,000	InterXion Holding N.V. (d)	6.000%	7/15/20	796,464
EUR	2,000,000	TenneT Holding B.V.	1.750%	6/4/27	2,336,707
USD	1,525,000	Ziggo Secured Finance B.V. (d)	5.500%	1/15/27	1,566,983
					6,729,087

		Switzerland – 1.68%
USD	6,300,000	UBS Group A.G. (e)	7.000%	2/19/25	6,946,537

		United Kingdom – 24.85%
GBP	205,000	Arqiva Broadcast Finance plc (d)	9.500%	3/31/20	287,422
GBP	2,260,000	Arqiva Broadcast Finance plc	9.500%	3/31/20	3,168,655
GBP	1,333,000	Aviva plc (f)	6.875%	5/20/58	2,174,298
GBP	1,300,000	Aviva plc (e)	6.875%	11/21/19	1,855,940
USD	4,040,000	Barclays Bank plc (e)	6.278%	12/15/34	4,418,750
USD	3,300,000	Barclays plc (e)	7.875%	3/15/22	3,548,292
USD	2,000,000	BAT International Finance plc (d)	3.950%	6/15/25	2,076,864
GBP	950,000	BAT International Finance plc	6.000%	6/29/22	1,503,772
EUR	2,500,000	BAT International Finance plc	0.875%	10/13/23	2,709,530
GBP	1,869,000	BUPA Finance plc (e)	6.125%	9/16/20	2,704,226
GBP	2,509,000	Co-operative Group Holdings 2011, Ltd.	6.875%	7/8/20	3,696,482
GBP	1,182,000	CPUK Finance, Ltd. (d)	7.000%	8/28/20	1,612,724
GBP	788,000	Daily Mail & General Trust	5.750%	12/7/18	1,089,936
GBP	406,000	Galaxy Bidco, Ltd.	6.375%	11/15/20	542,941
GBP	1,909,000	HBOS Sterling Finance Jersey LP (e)	7.881%	12/9/31	3,395,409
See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Strategic Income Fund
April 30, 2017 (continued)

	Face				Value
	amount		Coupon	Maturity	(note 2)
GBP	300,000	Heathrow Funding, Ltd.	7.125%	2/14/24	$506,379
GBP	3,275,000	HSBC Bank Capital Funding Sterling 1 LP (e)	5.844%	11/5/31	5,046,566
GBP	450,000	HSBC Bank plc	5.375%	8/22/33	746,858
GBP	1,750,000	Imperial Brands Finance plc	4.875%	6/7/32	2,801,915
EUR	2,934,000	Imperial Brands Finance plc	2.250%	2/26/21	3,405,893
USD	1,362,000	International Game Technology plc (d)	6.500%	2/15/25	1,498,200
USD	1,500,000	International Game Technology plc (d)	6.250%	2/15/22	1,642,500
GBP	2,607,000	Iron Mountain Europe plc	6.125%	9/15/22	3,583,400
GBP	600,000	Legal & General Group plc (e)	6.385%	5/2/17	777,120
GBP	1,300,000	Legal & General Group plc (e)	5.875%	4/1/19	1,798,889
USD	2,020,000	Lloyds Banking Group plc (d) (e)	6.657%	5/21/37	2,221,798
GBP	2,515,000	NGG Finance plc (f)	5.625%	6/18/73	3,628,248
USD	2,000,000	Prudential plc (e)	7.750%	6/23/17	2,067,898
USD	5,469,000	Prudential plc (e)	6.500%	6/23/17	5,627,087
GBP	4,100,000	RAC Bond Co. plc	4.565%	5/6/23	5,825,566
USD	1,430,000	Royal Bank of Scotland Group plc (e)	7.648%	9/30/31	1,701,700
GBP	612,000	Scottish Widows, Ltd.	7.000%	6/16/43	974,706
GBP	606,000	Standard Life plc (e)	6.750%	7/12/27	917,585
GBP	1,400,000	Standard Life plc (e)	6.546%	1/6/20	1,993,446
GBP	400,000	Standard Life plc (f)	5.500%	12/4/42	572,240
GBP	1,576,000	Tesco plc	5.500%	1/13/33	2,232,804
GBP	3,200,000	Tesco plc	6.125%	2/24/22	4,788,142
GBP	342,450	Tesco Property Finance 3 plc	5.744%	4/13/40	474,018
GBP	67,000	Thames Water Utilities Finance, Ltd. (f)	5.375%	7/21/25	87,600
USD	2,900,000	Virgin Media Secured Finance plc (d)	5.250%	1/15/26	2,947,125
GBP	3,152,000	Virgin Media Secured Finance plc	6.250%	3/28/29	4,470,302
USD	1,665,000	Vodafone Group plc	2.950%	2/19/23	1,658,587
USD	1,430,000	WPP Finance 2010	4.750%	11/21/21	1,547,113
EUR	1,703,000	WPP Finance 2013	3.000%	11/20/23	2,116,833
					102,445,759

		United States – 24.72%
USD	4,300,000	Altice US Finance I Corp. (d)	5.500%	5/15/26	4,455,875
USD	2,000,000	Altria Group, Inc.	2.850%	8/9/22	2,022,242
USD	1,500,000	Altria Group, Inc.	2.625%	9/16/26	1,435,520
USD	370,000	Altria Group, Inc.	5.375%	1/31/44	431,619
GBP	1,200,000	AMC Entertainment Holdings, Inc. (d)	6.375%	11/15/24	1,661,996
USD	1,915,000	Anheuser-Busch InBev Finance, Inc.	4.900%	2/1/46	2,100,334
AUD	2,800,000	Apple, Inc.	3.700%	8/28/22	2,175,491
USD	2,419,000	Aramark Services, Inc.	4.750%	6/1/26	2,473,427
USD	445,000	Aramark Services, Inc. (d)	5.000%	4/1/25	466,138
USD	681,000	Aramark Services, Inc.	5.125%	1/15/24	720,158
GBP	1,165,000	AT&T, Inc.	4.375%	9/14/29	1,711,532
USD	2,200,000	AT&T, Inc.	4.125%	2/17/26	2,245,648
USD	2,220,000	Ball Corp.	5.250%	7/1/25	2,405,925
USD	1,700,000	Bank of America Corp. (e)	8.000%	1/30/18	1,765,875
USD	2,086,000	Berry Plastics Corp.	5.125%	7/15/23	2,176,637
EUR	1,000,000	Catalent Pharma Solutions, Inc. (d)	4.750%	12/15/24	1,162,972
USD	836,000	CCO Holdings LLC (d)	5.875%	5/1/27	891,385
USD	2,080,000	Charter Communications Operating LLC	4.908%	7/23/25	2,232,924
USD	1,086,000	Charter Communications Operating LLC	6.484%	10/23/45	1,279,830
USD	2,688,000	Cott Beverages, Inc.	5.375%	7/1/22	2,795,520
USD	2,325,000	Cott Holdings, Inc. (d)	5.500%	4/1/25	2,371,500

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Strategic Income Fund
April 30, 2017 (continued)

	Face				Value
	amount		Coupon	Maturity	(note 2)
USD	2,235,000	Crown Americas LLC (d)	4.250%	9/30/26	$2,195,887
USD	1,372,000	Dell International LLC (d)	8.100%	7/15/36	1,726,340
USD	2,200,000	Equinix, Inc.	5.375%	4/1/23	2,301,750
USD	900,000	First Data Corp. (d)	5.375%	8/15/23	938,250
USD	935,000	First Data Corp. (d)	5.000%	1/15/24	959,778
USD	2,220,000	First Data Corp. (d)	5.750%	1/15/24	2,311,575
USD	2,500,000	Fresenius Medical Care US Finance II Inc. (d)	4.750%	10/15/24	2,568,750
USD	67,000	HCA, Inc.	5.000%	3/15/24	71,271
USD	2,000,000	Iron Mountain, Inc.	6.000%	8/15/23	2,134,960
EUR	1,200,000	Kellogg Co.	1.250%	3/10/25	1,307,549
USD	1,325,000	Microsoft Corp.	3.450%	8/8/36	1,276,252
USD	250,000	Microsoft Corp.	4.450%	11/3/45	267,616
USD	576,000	Molson Coors Brewing Co.	4.200%	7/15/46	547,034
EUR	1,800,000	Netflix, Inc. (d)	3.625%	5/15/27	1,996,817
EUR	2,000,000	Quintiles IMS, Inc. (d)	3.250%	3/15/25	2,191,111
USD	2,686,000	RBS Capital Trust II (e)	6.425%	1/3/34	2,941,170
USD	1,000,000	Reynolds American, Inc.	6.150%	9/15/43	1,219,713
USD	4,400,000	Reynolds Group Issuer, Inc. (d)	7.000%	7/15/24	4,743,750
USD	2,830,000	S&P Global, Inc.	4.000%	6/15/25	2,974,262
USD	567,000	Sealed Air Corp. (d)	5.125%	12/1/24	596,768
USD	1,600,000	Sealed Air Corp. (d)	4.875%	12/1/22	1,674,000
USD	2,410,000	Sealed Air Corp. (d)	5.250%	4/1/23	2,566,650
USD	650,000	Service Corp. International	7.625%	10/1/18	702,000
USD	2,900,000	Service Corp. International	5.375%	5/15/24	3,074,000
USD	145,000	ServiceMaster Co. LLC (d)	5.125%	11/15/24	150,075
USD	2,250,000	Silgan Holdings, Inc. (d)	4.750%	3/15/25	2,275,312
USD	2,315,000	Sirius XM Radio, Inc. (d)	5.375%	4/15/25	2,381,556
USD	1,300,000	Sirius XM Radio, Inc. (d)	6.000%	7/15/24	1,394,250
USD	2,100,000	Verizon Communications, Inc.	3.125%	3/16/22	2,133,610
USD	340,000	Verizon Communications, Inc. (d)	5.012%	4/15/49	334,981
USD	6,821,000	Wachovia Capital Trust III (e)	5.570%	5/30/17	6,855,105
EUR	2,300,000	Walgreens Boots Alliance, Inc.	2.125%	11/20/26	2,614,820
USD	970,000	Walgreens Boots Alliance, Inc.	3.800%	11/18/24	998,222
USD	520,000	Walgreens Boots Alliance, Inc.	3.450%	6/1/26	512,470
					101,920,202
	Total corporate bonds
	(Cost $254,344,927)				254,024,818

Foreign government obligations – 13.17%
		Australia – 8.72%
AUD	36,000,000	Australia Government Bond (g)	1.750%	11/21/20	26,814,119
AUD	11,900,000	Australia Government Bond (g)	2.750%	10/21/19	9,131,056
					35,945,175

		United Kingdom – 4.45%
GBP	10,450,000	United Kingdom Gilt (g)	1.500%	7/22/26	14,109,805
GBP	2,500,000	United Kingdom Gilt	3.250%	1/22/44	4,259,684
					18,369,489

	Total Foreign government obligations
	(Cost $53,834,461)				54,314,664

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Strategic Income Fund
April 30, 2017 (continued)

	Face			Value
	amount	Coupon	Maturity	(note 2)

	US government obligations – 7.21%

	United States - 7.21%
USD	29,800,000 United States Treasury Note	2.250%	2/15/27	$ 29,716,769
	Total US government obligations
	(Cost $29,393,078)			29,716,769
	Shares

	Preferred stock – 0.52%

	United Kingdom - 0.39%
	850,000 Nationwide Building Society			1,595,375

	United States - 0.13%
	21,258 Citigroup Capital XIII			557,810
	Total preferred stock
	(Cost $2,218,697)			2,153,185
	Total long-term investments
	(Cost $401,960,429)			403,130,343

	Shares

	Short-term investment - 0.93%

	3,836,995 Fidelity Investments Money Market Treasury Portfolio (g)			3,836,995
	Total short-term investment
	(Cost $3,836,995)			3,836,995
	Total investments - 98.70%
	(Cost $405,797,424)			406,967,338
	Financial Derivative Instruments (h)
	(Cost or Premiums, net $36,268) - (1.04)%			(4,253,265)
	Net other assets and liabilities – 2.34%			9,615,289
	Total net assets – 100.00%		$ 412,329,362

(a)
Bank loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the "1933 Act"), and may be subject to contractual and legal restrictions on sale. Bank loan interests in the Fund's portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate ("LIBOR"), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(b)
Bank loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(c)	Security or portion thereof is purchased on a delayed delivery basis.
(d)
Restricted security, purchased pursuant to Rule 144A under the Securities Act of 1933, as amended, and which is exempt from registration under that Act. At April 30, 2017, the restricted securities held by the Fund had an aggregate value of $73,943,455, which represented 17.9% of net assets.

(e)	Maturity date is perpetual. Maturity date presented represents the next call date.
(f)
Variable or Floating rate interest rate security. Includes fixed-to-floating rate corporate bond securities which currently pay a fixed coupon that will move to a floating rate coupon if the bond is not redeemed at the call date. Rate presented represents rate at April 30, 2017.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Strategic Income Fund
April 30, 2017 (continued)
(g)       All or a portion of these securities and short-term investments were segregated for open futures contracts, open forward foreign currency contracts, delay delivery purchases and swap contracts at April 30, 2017.
(h)       Information with respect to financial derivative instruments is disclosed in the following tables.
 See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Strategic Income Fund
April 30, 2017 (continued)

(h) FINANCIAL DERIVATIVE INSTRUMENTS
EXCHANGE-TRADED OR CENTRALLY-CLEARED FINANCIAL DERIVATIVE INSTRUMENTS
FUTURES CONTRACTS

				Current	Unrealized appreciation/
	Number of	Expiration		notional	(depreciation)
	contracts	date		value	Asset	Liability
US Treasury 10 Year Note (Long)	435	6/21/17	$ 54,687,656		$ 124,045	$ —
Total					$ 124,045	$ —

Cost or
		Premiums, Net			Asset	Liability
TOTAL EXCHANGE–TRADE OR CENTRALLY-
CLEARED FINANCIAL DERIVATIVE
INSTRUMENTS			$—	$124,045		$—

OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD FOREIGN CURRENCY CONTRACTS

			Local	Current	Unrealized
		Value	amount	notional	appreciation/(depreciation)
	Counterparty	date	(000's)	value	Asset	Liability
	BNP Paribas Securities
Australian Dollar (Short)	Services	5/24/17	50,890	$38,091,792	$509,539	$ —
	BNP Paribas Securities
British Pound (Short)	Services	5/24/17	71,252	92,338,000	—	(2,946,613)
	BNP Paribas Securities
Euro (Short)	Services	5/24/17	75,010	81,789,921	—	(1,785,537)
Total					$509,539	$(4,732,150)

Credit Default Swap Contracts
						Upfront
		Rates		Implied	Notional	premiums	Unrealized
		received/	Termination	credit	amount	paid/	appreciation/	Value
Counterparty	Reference Entity	(paid)	date	spread	(000s)	(received)	(depreciation)	Asset	Liability
Protection purchased:
JP Morgan Chase
Bank, N.A.	Deutsche Lufthansa	1.00%	12/20/21	0.86%	2,179	62,500	$(76,160)	$—	$(13,659)
JP Morgan Chase
Bank, N.A.	Host Hotels	1.00%	12/20/20	0.50%	1,250	20,186	(42,543)	—	(22,357)

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Strategic Income Fund
April 30, 2017 (continued)

JP Morgan Chase
Bank, N.A.	Host Hotels	1.00%	12/20/20	0.50%	1,250	20,186	(42,543)	—	(22,357)
Barclays Bank plc	Mckesson	1.00%	12/20/21	0.47%	3,200	(75,671)	(454)	—	(76,125)
Barclays Bank plc	Renault	1.00%	12/20/21	0.85%	3,268	10,704	(32,661)	—	(21,957)
Protection sold:
JPMorgan Chase
Bank, N.A.	ConvaTec Healthcare	5.00%	12/20/17	0.09%	54	(1,637)	3,393	$1,756	$ —
Total						$ 36,268	$(190,968)	$1,756	$ (156,455)

						Cost or
					Premiums, Net		Asset		Liability
TOTAL OVER-THE-COUNTER FINANCIAL
DERIVATIVE INSTRUMENTS						$36,268	$511,295		$(4,888,605)

						Cost or
					Premiums, Net		Asset		Liability
TOTAL FINANCIAL DERIVATIVE INSTRUMENTS						$36,268	$635,340		$(4,888,605)

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Strategic Income Fund
April 30, 2017 (continued)

Other information:

Industry concentration as a percentage of net assets:	% of Net Assets
Sovereign	20.38%
Cable TV	5.27
Containers-Paper/Plastic	4.98
Life/Health Insurance	4.73
Tobacco	4.27
Diversified Banking Institution	4.24
Commercial Banks Non-US	3.51
Telecommunication Services	3.48
Commercial Services	3.24
Containers - Metal/Glass	2.38
Medical Products	2.07
Diversified Operations	1.93
Specialized REITs	1.87
Telephone-Integrated	1.84
Food-Retail	1.70
Specialty Stores	1.66
Super-Regional Banks-US	1.66
Containers & Packaging	1.58
Electric-Transmission	1.45
Paper & Related Products	1.39
Beverages-Non-alcoholic	1.25
Commercial Services-Finance	1.10
Auto Racing	1.05
Data Processing/Management	1.02
Retail-Drug Store	1.00
Funeral Services & Related Items	0.92
Radio	0.92
Reinsurance	0.91
Advertising Services	0.89
Food-Catering	0.89
Broadcast Services/Programs	0.84
Mortgage Banks	0.82
Power Conversion/Supply Equipment	0.80
Gambling (Non-Hotel)	0.76
Money Center Banks	0.71
Medical-HMO	0.66
Transaction Mgt Systems	0.66
Brewery	0.64
Dialysis Centers	0.62
Computer Software	0.60
REITS-Diversified	0.56
Computers	0.53
Medical Information Systems	0.53
Internet Content-Entertainment	0.48
Specialized Finance	0.42
Cellular Telecommunications	0.40
Theaters	0.40
Building Societies	0.39
Resorts/Theme Parks	0.39
Cable/Satellite TV	0.38
Consulting Services	0.38
Applications Software	0.37

Henderson Global Funds	Portfolio of investments
(unaudited)

Strategic Income Fund
April 30, 2017 (continued)

Computer Data Security	0.34
Food-Miscellaneous/Diversified	0.32
Drug Delivery Systems	0.28
Publishing-Newspapers	0.26
Multi-line Insurance	0.24
Property/Casualty Insurance	0.13
Airport Development & Maintenance	0.12
Real Estate Operations/Development	0.12
Medical-Hospitals	0.02
Water	0.02
Total Long-Term Investments	97.77
Short-Term Investment	0.93
Total Investments	98.70
Financial Derivative Instruments	(1.04)
Net Other Assets and Liabilities	2.34
100.00%

Henderson Global Funds	Portfolio of investments
(unaudited)

Strategic Income Fund
April 30, 2017 (continued)

Other information:
Currency exposure of portfolio assets before any currency hedging, if applicable. Excludes derivatives:	% of total investments
US Dollar	49%
British Pound	23
Euro	19
Australian Dollar	9
100%

Strategic Income Fund
April 30, 2017 (continued)
Fair Value Measurement

 The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy at April 30, 2017:

Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Assets
Bank Loans
France	$—	$4,036,671	$—	$4,036,671
Germany	—	10,124,884	—	10,124,884
Ireland	—	2,999,222	—	2,999,222
Luxembourg	—	6,923,256	—	6,923,256
Netherlands	—	4,521,367	—	4,521,367
United States	—	34,315,507	—	34,315,507
Total Bank Loans	—	62,920,907	—	62,920,907
Corporate bonds
Denmark	—	1,676,432	—	1,676,432
France	—	2,708,950	—	2,708,950
Germany	—	13,001,705	—	13,001,705
Ireland	—	13,723,753	—	13,723,753
Luxembourg	—	4,872,393	—	4,872,393
Netherlands	—	6,729,087	—	6,729,087
Switzerland	—	6,946,537	—	6,946,537
United Kingdom	—	102,445,759	—	102,445,759
United States	—	101,920,202	—	101,920,202
Total Corporate bonds	—	254,024,818	—	254,024,818
Foreign government obligations
Australia	—	35,945,175	—	35,945,175
United Kingdom	—	18,369,489	—	18,369,489
Total Foreign government obligations	—	54,314,664	—	54,314,664
US Government Obligations
United States	—	29,716,769	—	29,716,769
Total US Government Obligations	—	29,716,769	—	29,716,769
Preferred stock
United Kingdom	—	1,595,375	—	1,595,375
United States	557,810	—	—	557,810
Total Preferred stock	557,810	1,595,375	—	2,153,185
Short-term investment	3,836,995	—	—	3,836,995
Total Investments	$4,394,805	$402,572,533	$—	$406,967,338
Financial Derivative Instruments - Assets
Exchange-traded or centrally-cleared	$124,045	$—	$—	$124,045
Over-the-counter	—	511,295	—	511,295
Total Financial Derivative Instruments - Assets	$124,045	$511,295	$—	$635,340
Liabilities
Financial Derivative Instruments - Liabilities
Over-the-counter	$—	$(4,888,605)	$—	$(4,888,605)
Total Financial Derivative Instruments - Liabilities	$—	$(4,888,605)	$—	$(4,888,605)

During the period ended April 30, 2017, there were no transfers in or out of security levels.

Henderson Global Funds	Portfolio of investments (unaudited)

US Growth Opportunities Fund
April 30, 2017
		Value
Shares		(note 2)
Common stocks - 97.07%
	United States - 97.07%
884	Acuity Brands, Inc.	$155,672
2,617	Adobe Systems, Inc. *	349,998
201	Alphabet, Inc., Class A *	185,829
3,300	Amphenol Corp., Class A	238,623
5,988	Bank of the Ozarks, Inc.	284,250
1,984	Bio-Techne Corp.	212,447
724	C.R. Bard, Inc.	222,616
2,825	Cantel Medical Corp.	210,208
1,661	Celgene Corp. *	206,047
870	CoStar Group, Inc. *	209,574
1,534	Costco Wholesale Corp.	272,316
2,689	Danaher Corp.	224,074
2,020	Ecolab, Inc.	260,762
3,012	Fiserv, Inc. *	358,850
3,585	Fortive Corp.	226,787
1,524	Henry Schein, Inc. *	264,871
2,062	IDEX Corp.	216,015
2,118	Intuit, Inc.	265,195
2,861	Manhattan Associates, Inc. *	133,580
3,961	Microchip Technology, Inc.	299,372
721	Panera Bread Co., Class A *	225,442
3,925	Raymond James Financial, Inc.	292,491
2,444	Red Hat, Inc. *	215,268
2,099	salesforce.com, Inc. *	180,766
1,330	Snap-on, Inc.	222,815
5,075	Starbucks Corp.	304,804
1,754	The JM Smucker Co.	222,267
1,884	The Middleby Corp. *	256,469
3,853	The TJX Companies, Inc.	303,000
762	The Ultimate Software Group, Inc. *	154,435
2,358	The Walt Disney Co.	272,585
1,761	Tractor Supply Co.	109,023
1,050	Tyler Technologies, Inc. *	171,769
4,110	VF Corp.	224,529
3,350	Visa, Inc., A Shares	305,587
3,214	Walgreens Boots Alliance, Inc.	278,140
		8,536,476

	Total common stocks	8,536,476
	(Cost $6,887,732)

		Value
Shares		(note 2)
	Total long-term investments
	(Cost $6,887,732)	8,536,476

	Short-term investment - 2.88%
253,104	Fidelity Investments Money Market Treasury Portfolio	253,104

	Total short-term investment
	(Cost $253,104)	253,104

	Total investments - 99.95%
	(Cost $7,140,836)	8,789,580

	Net other assets and liabilities – 0.05%	4,316

	Total net assets – 100.00%	$8,793,896
*      Non-income producing security

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

US Growth Opportunities Fund
April 30, 2017 (continued)
Industry concentration as a percentage of net assets:	% of Net Assets
Applications Software	7.52%
Retail - Restaurants	6.03
Medical Products	5.40
Machinery-General Industrials	5.37
Enterprise Software/Services	5.23
Data Processing/Management	4.08
Electronic Forms	3.98
Commercial Services-Finance	3.48
Retail-Major Department Store	3.45
Electronic Components-Semiconductors	3.40
Finance - Investment Banking & Brokerage	3.33
Commercial Banks-Southern US	3.23
Retail-Drug Store	3.16
Multimedia	3.10
Retail-Discount	3.10
Chemicals - Specialty	2.97
Electronic Connectors	2.71
Electronic Measurement Instruments	2.58
Apparel Manufacturers	2.55
Diversified Manufacturing Operations	2.55
Disposable Medical Products	2.53
Food-Confectionery	2.53
Tools-Hand Held	2.53
Medical Instruments	2.42
Commercial Services	2.38
Medical-Biomedical/Gene	2.34
Web Portals/ISP	2.11
Lighting Products & Systems	1.77
Retail-Gardening Products	1.24
Total Long-Term Investments	97.07
Short-Term Investment	2.88
Total Investments	99.95
Net Other Assets and Liabilities	0.05
100.00%

Henderson Global Funds	Portfolio of investments (unaudited)

US Growth Opportunities Fund
April 30, 2017 (continued)
Other information:
Currency exposure of portfolio assets before any currency hedging, if applicable. Excludes derivatives:	% of total investments
US Dollar	100%
100%

US Growth Opportunities Fund
April 30, 2017 (continued)
Fair Value Measurement

 The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy at April 30, 2017:

	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
Description	(level 1)	(level 2)	(level 3)	Total
Assets
Common stocks
United States	$8,536,476	$—	$—	$8,536,476
Total Common stocks	8,536,476	—	—	8,536,476
Short-term investment	253,104	—	—	253,104
Total Investments	$8,789,580	$—	$—	$8,789,580

During the period ended April 30, 2017, there were no transfers in or out of security levels.

Henderson Global Funds	Notes to portfolio of investments (unaudited)

Note 1. Organization

Henderson Global Funds (the “Trust”) was organized on May 11, 2001, as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust has an unlimited number of authorized shares that are divided among twelve series. The Henderson All Asset Fund (“All Asset”), Henderson Dividend & Income Builder Fund (“Dividend & Income Builder”), Henderson Emerging Markets Fund (“Emerging Markets”), Henderson European Focus Fund (“European Focus”), Henderson Global Equity Income Fund (“Global Equity Income”), Henderson Global Technology Fund (“Global Technology”), Henderson High Yield Opportunities Fund (“High Yield Opportunities”), Henderson International Long/Short Equity Fund (“International Long/Short Equity”), Henderson International Opportunities Fund (“International Opportunities”), Henderson International Small Cap Fund (“International Small Cap”), Henderson Strategic Income Fund (“Strategic Income”), and Henderson US Growth Opportunities Fund (“US Growth Opportunities”) (collectively, the “Funds” or the “Henderson Funds”) are included in this report. Each is a separate series of the Trust and each is diversified except for High Yield Opportunities, International Long/Short Equity, US Growth Opportunities and International Small Cap, which are non-diversified.

Though it may invest directly in securities, All Asset is primarily a Fund-of-Funds (“FoF”) that seeks to achieve its objective by investing in a portfolio of underlying funds (“underlying funds”) which, in turn, may invest in a variety of US and foreign equity, fixed income, money market, derivative instruments and commodities products. The FoF does not invest in the underlying funds for the purpose of exercising management or control; however, investments by the FoF, within its principal investment strategies, may represent a significant portion of the underlying funds’ net assets subject to 1940 Act limitations and any exemptive relief provided thereto. The FoF's “Portfolio of Investments” lists the underlying funds held as an investment of the FoF as of period end, but does not include the holdings of the underlying funds.

On October 3, 2016, Henderson Group plc, the indirect parent of Henderson Global Investors (North America) Inc., the investment advisor to the Henderson Funds (“HGINA” or the “Advisor”), and indirect parent to the sub-advisors of certain Henderson Funds, and Janus Capital Group Inc. announced that their respective Boards of Directors had agreed to an all-stock merger of equals (the “Parent Company Transaction”). As a part of their business combination, the parties agreed to seek to reorganize certain of the Henderson Funds into the Janus Investment Fund (the “Janus Trust”). In connection with this, on December 9, 2016, the Board of Trustees of the Trust (the “Henderson Funds Board”) approved proposed reorganizations to integrate certain of the Henderson Funds with series of the Janus Trust, which are to be advised by the combined Janus Henderson organization or its subsidiaries or affiliates upon completion of the Parent Company Transaction (the “Janus Henderson Fund Reorganizations”).

The Janus Henderson Fund Reorganizations approved by the Henderson Funds Board included the transition of All Asset, Dividend & Income Builder, Emerging Markets, European Focus, Global Equity Income, International Long/Short Equity, International Opportunities, International Small Cap, Strategic Income and US Growth Opportunities to the Janus mutual fund platform by transferring the assets and liabilities of each Fund to a newly formed series of Janus Trust with the same investment objective(s), principal investment strategies and risks, pursuant to an Agreement and Plan of Reorganization.

In addition to the foregoing, the Henderson Funds Board approved the transition of the Henderson Global Technology Fund to the Janus mutual fund platform by transferring the assets and liabilities of the Henderson Global Technology Fund to the Janus Global Technology Fund, an existing series of the Janus Trust that has a substantially similar investment objective and principal investment strategies as the Henderson Global Technology Fund, pursuant to an Agreement and Plan of Reorganization.

Each of the Janus Henderson Fund Reorganizations was conditioned on the closing of the Parent Company Transaction. In addition, before any of the Henderson-Janus Fund Reorganizations could occur, the applicable Agreement and Plan of Reorganization would need to be approved by the shareholders of the participating Henderson Fund.

In February 2017, registration statements on Form N-14 were filed and declared effective with respect to the Janus Henderson Fund Reorganizations and the proxy solicitation process commenced. In addition, on February 24, 2017, the Henderson Funds Board approved the reorganization of Henderson High Yield Opportunities Fund (“High Yield”) with and into T. Rowe Price U.S. High Yield Fund, a newly-organized fund in the T. Rowe Price family of funds (the “High Yield Fund Reorganization”), pursuant to an Agreement and Plan of Reorganization (the “High Yield Plan”). The High Yield Fund Reorganization was subject to approval by High Yield’s shareholders of the High Yield Plan.

Note 2. Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its portfolio of investments. These policies are in conformity with US generally accepted accounting principles (“US GAAP”), which includes the accounting and reporting guidelines under the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The preparation of the portfolios of investments in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results may differ from those estimates.

Security valuation
All securities and other investments are recorded at their estimated fair values, as described in Note 3.

Security transactions
Investment transactions are accounted for on a trade-date basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date.

Foreign currency translation
Investments in securities, including securities sold short, financial derivative instruments and other assets and liabilities denominated in foreign currencies are translated into US dollar amounts at the date of valuation. Purchases and sales of investment securities denominated in foreign currencies are translated into US dollar amounts on the respective dates of such transactions.

Henderson Global Funds	Notes to portfolio of investments (unaudited)

Forward foreign currency contracts
The Funds may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-US dollar denominated investment securities. Alternatively, a Fund may enter into a forward foreign currency contract for the speculative purpose of gaining exposure to particular foreign currency markets. When entering into forward foreign currency contracts, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. Forward foreign currency contracts are valued daily and the unrealized appreciation or depreciation is recorded. Realized gains or losses on forward foreign currency contracts include net gains or losses on contracts that have matured. These instruments involve market risk, credit risk or both kinds of risks, the extent of which may subject the Fund to loss in excess of the amount recognized. These risks arise from the possible inability of counterparties to meet the terms of their contracts and from unfavorable currency fluctuations. When applicable, open forward foreign currency contracts at the end of the period are listed in each Fund’s Portfolio of Investments.

Futures contracts
The Funds are subject to interest rate risk, equity risk and foreign currency risk in the normal course of pursuing their investment objectives. Accordingly, the Funds may invest in futures contracts to gain exposure to, or hedge against, changes in the value of interest rates, equity indices or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price and date. Upon entering into such contracts, a Fund is required to deposit cash with the broker as initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on fluctuations in the fair value of the underlying asset. Unrealized appreciation or depreciation is recognized but not considered realized until the contracts expire or are closed. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and/or the underlying hedged assets. With futures contracts, there is limited counterparty credit risk to the Funds as futures contracts are exchange-traded and the exchange’s clearinghouse acts as counterparty to all exchange-traded futures transactions. When applicable, open futures contracts outstanding at the end of the period are listed in each Fund’s Portfolio of Investments.

Securities sold short
International Long/Short Equity may engage in short selling (i.e., selling securities it does not own) as part of its normal investment activities. The Fund will enter into a short position on a security believed to be overvalued or poised to underperform in order to take advantage of a decline in its price. The Fund has an agreement with its custodian in order to execute its short sales strategy. To complete the short sale, the Fund must borrow the security to make delivery to the buyer. Securities sold short are recorded as a liability and marked-to-market daily. The Fund is required to pay the lender any dividends or interest, which accrues during the period of the loan. The Fund is then obligated to replace the security borrowed by purchasing it at market price at the time of replacement and delivering it to the custodian to extinguish the liability. The price of the security at replacement may differ from the price at which the security was sold. The Fund will incur a loss if the price of the security increases between the dates of the short sale and when the Fund replaces the borrowed security. This loss may be unlimited. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with a short sale.

The proceeds of a short sale may be reinvested in additional security positions. Because the Fund may invest the proceeds of a short sale, the effect of short selling is similar to the effect of leverage. The Fund is required to segregate cash and/or securities with its custodian, so that the amount segregated is at least equal to the current value of the securities sold short. At April 30, 2017, the Fund had pledged securities valued at $3,938,391 and segregated $2,030,522 in cash collateral held at the custodian for securities sold short in the amount of $5,968,913. The collateral amount required to be pledged/segregated is adjusted daily based on the market value of the short positions. There are substantial risks associated with selling short, including the risk that a loss on a short sale is potentially unlimited as the value of a security sold short increases. The Fund is also subject to the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. Open short positions outstanding at the end of the period are listed in the Fund’s Portfolio of Investments.

Options
The Funds may purchase put and call options to create investment exposure consistent with their investment objectives or to hedge or limit the exposure of their portfolio holdings. Alternatively, certain Funds may write (sell) call and put options on securities and financial derivative instruments in order to gain exposure to, or protect against,

Henderson Global Funds	Notes to portfolio of investments (unaudited)

changes in the markets. The Funds may use options on exchange-traded futures contracts, indices or securities to hedge an existing position or future investment, for speculative purposes, or to manage exposure to market movements. The Funds may also use foreign currency options. Purchasing foreign currency options gives the Fund the right, but not the obligation, to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies. The Funds may also use interest rate swaptions in which the underlying instrument is an interest rate swap (discussed below under the heading “Swap contracts”). Swaptions are agreements to enter into a pre-defined swap agreement by some specified date in the future. The writer of a swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise. These types of options may be used to hedge against unfavorable fluctuations in interest rates.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument, while purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium when purchasing call options or put options. The option is subsequently valued daily and unrealized appreciation or depreciation is recorded. The Funds realize a gain or loss upon the expiration or closing of the option transaction. The primary risks of investing in purchased options include the risk of imperfect correlation between the option price and the value of the underlying instrument, and the possibility of an illiquid market for the option. There is limited counterparty risk with respect to exchange-traded purchased options as settlement is facilitated through a central clearinghouse. There is inherently more risk of counterparty non-performance for OTC purchased options, although the risk is generally limited to the premium paid. When applicable, options purchased by the Funds and outstanding at the end of the period are listed in each Fund’s Portfolio of Investments.

Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is recognized as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund recognizes a realized gain or loss from the sale of the underlying security or derivative instrument and the proceeds from the sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument that the Fund purchases upon exercise of the option. Written options are subject to substantial risks. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, the Funds bear the market risk of an unfavorable change in the price of the derivative instrument, security/index or currency underlying the written option. Exercise of an option written by a Fund could result in a Fund selling or buying the underlying referenced entity at a price different from current market value. Further, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. When applicable, open options and swaptions at the end of the period are listed in each Fund's Portfolio of Investments.

Swap contracts
The Funds may enter into interest rate, credit default, inflation, equity, total return, currency and other swap contracts. Swap contracts are bilaterally negotiated agreements between the Funds and a counterparty to exchange or swap the returns (or the differential in rates of return) earned or realized on particular investments, instruments, indices or other measures for a defined series of cash flows at a predetermined rate at specified, future intervals. Swap contracts are privately negotiated in the OTC market (“OTC swaps”), or may be executed on a multi-lateral or other trade facility platform, such as a registered exchange (“centrally-cleared swaps”). The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a pre-determined period of time.

Certain Funds use credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure (i.e., leverage), or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must either pay the buyer the full notional value, or the “par value” of the reference obligation in exchange for the reference

Henderson Global Funds	Notes to portfolio of investments (unaudited)

obligation or pay a net amount equal to the par value of the defaulted reference entity less its recovery value. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts as of period end are disclosed in the Portfolios of Investments, as applicable. They serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

Certain Funds hold fixed-rate and/or floating-rate bonds. Accordingly, the Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives as the value of these bonds may decrease if interest rates rise, or vice versa. To hedge against this risk and/or to generate income at prevailing market rates, the Funds may enter into interest rate swap contracts. Interest rate swap contracts involve the exchange by the Fund with another party for their respective commitment to pay or receive a fixed or variable interest rate on the notional amount.

International Long/Short Equity may enter into equity swaps for purposes of establishing long or short exposure to underlying individual securities. Equity swaps may be used in lieu of direct stock investment or short sale to enhance liquidity, synthetically enter markets with high barriers to entry or establish short positions in markets where short selling is disallowed. Equity swaps involve commitments where cash flows are exchanged based on a variable interest rate. At maturity, or upon reset or termination, a net cash flow is exchanged equivalent to the return, inclusive of dividends declared, on the underlying equity, less a financing rate.

Swap payments received or made at the beginning of the measurement period represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap.

Entering into these contracts involves, to varying degrees, elements of counterparty, interest, credit and market risk. Such risks involve the potential inability of the counterparties to meet the terms of the contract (which is limited with respect to centrally-cleared swaps as described below), unanticipated changes in the value of the swap contract, the possibility that there will be no liquid market for the contract, and that there may be unfavorable changes in interest rates. The risk that a counterparty is unable to perform on its obligations in situations when the Funds are in an appreciated position is mitigated with respect to OTC swaps by having master netting arrangements between the Funds and their counterparties and, in certain scenarios dictated by the contracts, the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like an exchange-traded futures contract. Upon entering into a centrally-cleared swap transaction, the Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin payments or receipts are made or received by the Fund, depending on fluctuations in the fair value of the reference entity. The magnitude of counterparty credit risk is different depending on the type of swap. Under a credit default swap, the Funds’ maximum risk of loss as the protection buyer is limited to the market value, or the current unrealized appreciation/depreciation on the contract plus/minus any upfront premiums paid/received. However, as the protection seller, the maximum risk of loss is equivalent to the notional or par value of the contract plus/minus any upfront premiums paid/received. Alternatively, under an interest rate, inflation, or equity swap, as notional is not exchanged, the Funds’ maximum risk of loss is limited to the unrealized loss on the contracts. When applicable, open swap contracts at the end of the period are listed in each Fund's Portfolio of Investments.

Henderson Global Funds	Notes to portfolio of investments (unaudited)

Securities lending
European Focus, Global Technology, High Yield Opportunities and International Opportunities are enrolled in a securities lending program whereby the Funds may loan securities with a value of up to 33 1/3% of each Fund’s total assets. The maturity associated with these securities is considered continuous. Securities loans are made to banks and broker-dealers via State Street Bank and Trust Company (“SSB”) as lending agent pursuant to agreements requiring that loans be continuously secured by collateral at least equal at all times to the value of the securities on loan. The Funds receive cash or short-term US government obligations as collateral against the loaned securities in an amount at least equal to 102% (for loans of US securities) or 105% (for loans of non-US securities) of the fair value of the loaned securities at the inception of each loan, and which is subsequently adjusted each day based on market value movements. Accordingly, the value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security on a given day due to market fluctuations of securities values and as a result may appear to be over or under-collateralized. The required collateral to be received or returned is adjusted on the following business day. Under the securities lending arrangement, the collateral received is recorded by the lending Fund along with a related obligation to return the collateral. To the extent non-cash collateral is received in the form of short-term US government obligations, brokers pay the lending Fund negotiated lenders' fees which are divided between the Fund and SSB and are recorded as security lending income. Cash collateral received is invested in the State Street Navigator Securities Lending Government Portfolio, a 1940 Act-registered open-end mutual fund used exclusively for SSB securities lending clients, which management of the Funds has determined presents minimal credit risk. Securities on loan and investment of cash collateral in the State Street Navigator Securities Lending Government Portfolio are reflected in each Fund’s Portfolio of Investments, as applicable.

The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities, or possible loss of rights in the collateral should the borrower fail financially. Consequently, loans are made only to borrowers which are deemed to be creditworthy by SSB and approved by management of the Funds. Further, the Funds have protection under the agreement with SSB in the event of borrower default. The borrower pays the Funds an amount equal to any dividends or interest received on securities lent, and the Funds retain all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. The Funds may call such loans in order to, among other reasons, sell the securities involved.

The following table is a summary of each Fund’s securities on loan and related cash and non-cash collateral received as of April 30, 2017:

	Market Value	Cash	Non-Cash	Total
	of Securities	Collateral	Collateral	Collateral
Fund	on Loan	Received	Received	Received*
European Focus	$115,351	$116,649	$–	$116,649

Global Technology (a)	–	–	–	–

High Yield Opportunities (a)	–	–	–	–

International Opportunities (a)	–	–	–	–

* The “Total Collateral Received” as of period end may be less than the “Market Value of Securities on Loan” as the result of fluctuations in the value of loaned securities. Additional required collateral as a result of changes in the value of loaned securities is received the following business day.
(a) No securities on loan as of April 30, 2017.

3. Fair value measurements

US GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Various inputs are used in determining the value of the Funds’ investments. The Funds use a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The

Henderson Global Funds	Notes to portfolio of investments (unaudited)

inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the following three broad levels:

    • Level 1 – quoted prices (unadjusted) in active markets for identical investments
    • Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
    • Level 3 – significant unobservable inputs based on the best information available in the circumstances to the extent observable inputs are not available (including the Fund's own assumptions in determining the fair value of investments)

Tables included under the heading “Fair value measurements” summarizing each Fund's investments that are measured at fair value by level within the fair value hierarchy at April 30, 2017 have been listed after each Fund’s Portfolio of Investments.

Any transfers between levels are disclosed, effective at the end of the period, in each Fund's table with the reasons for the transfers disclosed in a note to the table, if applicable.

Valuation techniques
 The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.

Securities, securities sold short and financial derivative instruments traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price and are therefore classified as Level 1.

Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter (“OTC”) market are valued at the mean between the last bid and asked price and are therefore classified as Level 2. In addition, for equity securities, the Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a “fair value,” that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Funds. Securities using these valuation adjustments are categorized as Level 2.

Debt securities, including short-term investments and/or those with an original or remaining maturity of 60 days or less, are valued at the market value provided by independent pricing services approved by the Henderson Funds Board. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked price, or if no ask is available, then the last bid price obtained from one or more broker-dealers. Such pricing services may use various pricing techniques that take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These investments are categorized as Level 2.

Investments in investment companies are valued at the reported net asset value, which approximates fair market value and are categorized as Level 1.

Forward foreign currency contracts are valued daily at the applicable quoted forward rate supplied by an independent pricing service and are categorized as Level 2.

OTC financial derivatives instruments between the Funds and their counterparties, including swap contracts and options (including swaptions) and centrally-cleared swap contracts listed or traded on a multi-lateral or trade facility platform, such as a registered exchange, are valued using independent values provided by independent pricing services when available. Otherwise, fair values are estimated on the basis of pricing models that incorporate current market measures for interest rates, currency exchange rates, equity prices and indices, credit spreads, corresponding market volatility levels and other market-based pricing factors. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3.

Henderson Global Funds	Notes to portfolio of investments (unaudited)

If market quotations are not readily available, or if the investment advisor determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Henderson Funds Board and are therefore classified within Level 3. The Henderson Funds Board, or their designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.

4. Transactions with affiliates
An affiliated entity of a Fund may include any company in which the Fund owns 5% or more of its outstanding voting shares. Additionally, certain of the Funds held ownership in other Funds within the Trust. At April 30, 2017, All Asset held 2.22% of Emerging Markets, 0.04% of Global Equity Income, 3.28% of High Yield Opportunities, and 0.32% of Strategic Income. Transactions in affiliates during the period ended April 30, 2017 were as follows:
Affiliate	Value 7/31/2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Value 4/30/2017	Dividend Income
All Asset
Henderson Emerging Markets Fund	$–	$1,912,259	$–	$143,630	$–	$2,055,889	$15,925
Henderson Global Equity Income Fund	1,578,473	69,495	–	46,040	–	1,694,008	69,494
Henderson High Yield Opportunities Fund	1,671,584	82,243	–	94,649	–	1,848,476	82,243
Henderson Strategic Income Fund	1,285,225	30,327	–	11,353	–	1,326,905	30,328
Henderson Unconstrained Bond Fund	2,374,991	9,388	(2,377,012)	206,111	(213,478)	-	9,388
Total	$6,910,273	$2,103,712	$(2,377,012)	$501,783	$(213,478)	$6,925,278	$207,378

The aggregate cost and value of affiliates at April 30, 2017 is $6,599,698 and $6,925,278, respectively. Investments in affiliates represented 14.39% of total net assets of All Asset as of April 30, 2017.

5. Federal income tax cost basis
The US federal income tax basis of investments, including proceeds from securities sold short but excluding financial derivative instruments, is formally identified annually as part of the July 31 fiscal and tax year-end audit and tax provision. The US GAAP cost basis of investments as of April 30, 2017, which approximates the US federal income tax basis of investments, and the gross unrealized appreciation and depreciation, were as follows:

	All Asset	Dividend & Income Builder
Cost	$46,748,224	$124,558,364
Gross unrealized appreciation	1,134,358	11,380,251
Gross unrealized depreciation	(418,886)	(2,770,360)
Net unrealized appreciation (depreciation)	715,472	8,614,217

	Emerging Markets	European Focus
Cost	$83,928,904	$1,716,150,808
Gross unrealized appreciation	10,404,225	187,678,928
Gross unrealized depreciation	(948,805)	(145,460,398)
Net unrealized appreciation (depreciation)	9,455,420	42,218,530

Henderson Global Funds	Notes to portfolio of investments (unaudited)

	Global Equity Income	Global Technology
Cost	$4,125,316,114	$120,998,039
Gross unrealized appreciation	270,408,924	99,101,911
Gross unrealized depreciation	(140,696,378)	(1,436,057)
Net unrealized appreciation (depreciation)	129,712,546	97,665,854

	High Yield Opportunities	International Long/Short Equity
Cost	$55,110,945	$12,697,328
Gross unrealized appreciation	2,130,601	1,259,987
Gross unrealized depreciation	(314,089)	(589,858)
Net unrealized appreciation (depreciation)	1,819,788	670,129

	International Opportunities	International Small Cap
Cost	$3,744,699,176	$ 5,027,270
Gross unrealized appreciation	913,723,492	848,618
Gross unrealized depreciation	(110,622,281)	(66,969)
Net unrealized appreciation (depreciation)	803,101,211	781,649

	Strategic Income	US Growth Opportunities
Cost	$405,797,424	$7,140,836
Gross unrealized appreciation	7,413,658	1,768,939
Gross unrealized depreciation	(6,870,223)	(120,195)
Net unrealized appreciation (depreciation)	1,169,914	1,648,744

Identified cost may differ for book and tax basis reporting purposes primarily due to tax deferral of losses on wash sales, PFIC transactions, different book and tax treatment on certain debt instruments and amortization of premiums.

6. Subsequent Events

On May 22, 2017, the High Yield Fund Reorganization (described in Note 1. Organization), having received the requisite approval by High Yield’s shareholders, took place and the Fund reorganized into T. Rowe Price U.S. High Yield Fund.

On June 2, 2017, the Janus Henderson Fund Reorganizations along with the transition of the Henderson Global Technology Fund into the Janus Global Technology Fund (described in Note 1. Organization), having received the requisite approvals by the shareholders of the participating Henderson Funds, took place.

As of June 5, 2017 the Trust no longer contains any series and intends to begin the process of adopting a Plan of dissolution. This Plan shall be governed and construed in accordance with the laws of the State of Delaware.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)
There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HENDERSON GLOBAL FUNDS

By:       /s/ James G. O’Brien
James G. O’Brien
President (principal executive officer) of Henderson Global Funds

Date:    June 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ James G. O’Brien
James G. O’Brien
President (principal executive officer) of Henderson Global Funds

Date:    June 19, 2017

By:       /s/ Tracy L. Dotolo
Tracy L. Dotolo
Treasurer (principal financial officer) of Henderson Global Funds

Date:    June 19, 2017